Exhibit 99.15

Exception Grades

Run Date - 6/30/2025 8:51:06 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
223519748		3158549144		33634704			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	No documentation in file to evidence appraisal was provided to the borrower.				Reviewer Comment (2025-06-13): proof of appraisal delivery received Buyer Comment (2025-06-13): Please review uploaded proof of appraisal delivery on [Redacted].	06/13/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519749		3158549145		33654871			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided				Reviewer Comment (2025-06-17): appraisal acknowledgement received Buyer Comment (2025-06-17): Please review uploaded appraisal acknowledgement.	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519752	3158549158	33648733	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Reviewer Comment (2025-06-16): CD and IEADS match. Buyer Comment (2025-06-16): Do not concur. Please review uploaded CD and IEADS. $[Redacted] (=[Redacted] + [Redacted] - [Redacted]) on both docs.	06/16/2025	1	B	A	B	A	B	A	B	A	B	A	MD	Second Home	Purchase	If the IEAD is correct and the CD/HUD is
incorrect, we require a corrected PCCD/HUD
with LOE to borrower to cure. Signature is
not required.
If the CD/HUD is correct and the IEAD is
incorrect, we require LOE and corrected IEAD
																																				to cure. Signature is not required.	B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519752		3158549158		33655427			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of loan amount below the minimum for non-agency and for the residence payments less than lease requirement income documentation. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Universal Product Exception Form in file, exception approved with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		MD	Second Home	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519756		3158549164		33648958			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-06-17): [Redacted] received valid Changed circumstance. Buyer Comment (2025-06-13): Please review uploaded CIC. Increase in fee due "complexity and size of property and rush fee".	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519757		3158549166		33647991			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence receipt of the appraisal by the borrowers.				Reviewer Comment (2025-06-13): proof of appraisal delivery received Buyer Comment (2025-06-13): Please review uploaded proof of appraisal receipt.	06/13/2025			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519761	3158549175	33648778	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations. Rate Lock and COC in file showing that happened on [Redacted], however the fee change happened on the [Redacted] CD.	Reviewer Comment (2025-06-23): [Redacted] received COC and LE dated [Redacted].

Buyer Comment (2025-06-20): Please review uploaded LE and CIC.

Buyer Comment (2025-06-20): .

Reviewer Comment (2025-06-17): S[Redacted] received rebuttal comment that origination fee of $[Redacted] was already on LE. We agree with the comment however the cure is for discount points of [Redacted]% which was added on CD dated [Redacted]. Both origination fee and points are different fees and are used for different purposes and cannot be clubbed. Please provide a valid COC with reason for change in pricing on CD dated [Redacted] or cure would be due to the borrower.

Buyer Comment (2025-06-16): Do not concur.  Origination Fee of $[Redacted] on LE alligns with [Redacted]% of Loan Amount (Points) of $[Redacted] on CD.  Secondary Origination Fee of $[Redacted] is present on LE and CD
																		06/23/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519761		3158549175		33648779			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Credit Report Fee was disclosed as $[Redacted]on the initial Loan Estimate but disclosed as $[Redacted]on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and the cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-17): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-06-16): Do not concur. Sufficient cure present.		06/17/2025		2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519761		3158549175		33722243			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-23): Sufficient Cure Provided At Closing		06/23/2025		1		A		A		A		A		A		NC	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519762		3158549178		33649174			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to missing valid third party verification of self-employment for income used to qualify, resulting in a loan designation discrepancy.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519762		3158549178		33649175			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Waterfall finding due to missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158549178		33655777			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158549178		33655779			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158549178		33655783			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158549178		33655784			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing valid third party verification of self-employment for income used to qualify.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please review uploaded VOE.	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519762		3158549178		33655803			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Correspondent Universal Exception Form in file for lender exception of mortgage late < [Redacted]mo. prior to Note date. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Exception approved, with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519763		3158549181		33648845			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence delivery of the appraisal to the borrower.				Reviewer Comment (2025-06-16): proof of appraisal delivery received Buyer Comment (2025-06-16): Please review uploaded proof of appraisal delivery.	06/16/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519764		3158549182		33639229			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-									3	C	C	C	C	C	C	C	C	C	C		MN	Primary	Refinance - Rate/Term		C	C	A	A	B	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519764		3158549182		33639237			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of preliminary appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-06-13): proof of appraisal delivery received Buyer Comment (2025-06-13): Please review uploaded proof of appraisal delivery.	06/13/2025			1	B	A	B	A	B	A	B	A	B	A		MN	Primary	Refinance - Rate/Term		C	C	A	A	B	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519765	3158549186	33635435	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Title - Lender's Title Insurance was last disclosed as $[Redacted]on LE but disclosed as $[Redacted]on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.	Reviewer Comment (2025-06-24): [Redacted] received LOE for increase in loan amount for increase in fee.

Buyer Comment (2025-06-23): Please see attached rebuttal from Correspondent.

Reviewer Comment (2025-06-17): [Redacted] received COC stating loan type changed. However, the loan type is constant from initial LE to final CD as Conventional. The provided COC is invalid. Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.

Buyer Comment (2025-06-13): Please see uploaded [Redacted] CIC for loan type change.  Loan amount increased from $[Redacted] on [Redacted] LE to $[Redacted] on [Redacted] LE.

Buyer Comment (2025-06-13): Do not concur. Title fee should be tested under [Redacted]% tolerance, not [Redacted]% tolerance.  Section C title related fees on [Redacted] initial LE of $[Redacted], less $[Redacted] for doc prep fee not on final CD, plus $[Redacted] recording fee totals $[Redacted].  [Redacted]% of $[Redacted] is $[Redacted] and exceeds $[Redacted] corresponding fees on final CD.
																		06/24/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519767		3158549188		33637865			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided				Reviewer Comment (2025-06-13): appraisal receipt received Buyer Comment (2025-06-13): Please review uploaded proof of appraisal receipt.	06/13/2025			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519767		3158549188		33637866			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-12): Sufficient Cure Provided At Closing		06/12/2025		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519768		3158549190		33635190			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The earliest signed disclosure provided was issued on [Redacted], which is more than 3 business days past the application date of [Redacted].				Reviewer Comment (2025-06-13): client accepts EV2 condition Buyer Comment (2025-06-13): accepting EV2			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		WI	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519769		3158549191		33636619			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.				Reviewer Comment (2025-06-13): client has accepted EV2 condition Buyer Comment (2025-06-13): accepting EV2 Reviewer Comment (2025-06-13): Final CD, D0398 shows $[Redacted] of the property taxes are paid by the seller in section G. Buyer Comment (2025-06-13): Do not concur. The Initial Escrow Payment of [Redacted] is paid by borrower, and only borrower, on all CDs.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519774		3158549199		33637407			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	A copy of each valuation was not provided to applicant three (3) business days prior to consummation				Reviewer Comment (2025-06-13): appraisal receipt received Buyer Comment (2025-06-13): Please review uploaded proof of appraisal receipt.	06/13/2025			1	B	A	B	A	B	A	B	A	B	A		AZ	Second Home	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519776		3158549204		33636164			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.		Missing evidence of consent to receive electronic disclosures.				Reviewer Comment (2025-06-13): e-consent form received Buyer Comment (2025-06-13): Please review uploaded electronic consent doc.	06/13/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519784		3158549213		33668346			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Based on review of the Note and title work the loan was a same lender refinance and the H-9 form should have been used.				Reviewer Comment (2025-06-17): client accepts EV2 condition Buyer Comment (2025-06-17): accepting EV2			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519786		3158549215		33656907			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519788		3158549218		33654993			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		1003 Initial - Lender's document not provided				Reviewer Comment (2025-06-17): initial 1003 received Buyer Comment (2025-06-17): Please review uploaded 1003 dated [Redacted] in Section 9.	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519789		3158549219		33665499			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-06-17): appraisal acknowledgement received Buyer Comment (2025-06-17): Please review uploaded appraisal acknowledgement.	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		OK	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519789		3158549219		33665500			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The disclosure is dated [Redacted], which is more than 3 business days after the application date ([Redacted]).				Reviewer Comment (2025-06-17): proof of doc delivery received Buyer Comment (2025-06-17): Please review uploaded proof of delivery.	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		OK	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519789		3158549219		33670737			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		OK	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519791		3158549222		33637827			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Tax Service Fee (Life Of Loan) was previously disclosed to the borrower on the Loan estimate as $[Redacted]but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-17): [Redacted] received COC dated [Redacted] Buyer Comment (2025-06-13): Do Not Concur - CIC in file	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519792		3158549225		33656690			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file missing a copy of Tax Verification for [Redacted].				Reviewer Comment (2025-06-17): REO documentation received Buyer Comment (2025-06-17): do not concur- tax bill in file	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519793	3158549227	33647750	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Final Closing Disclosure dated [Redacted] indicates a total in section (G) for the initial escrow payment at closing of $[Redacted]; however, the Initial Escrow Account Disclosure reflects an initial deposit of $.$[Redacted].	Reviewer Comment (2025-06-20): correct IEADS received Buyer Comment (2025-06-20): Please review Escrow Account Disclosure attached Reviewer Comment (2025-06-13): This is an EV2 (non-material) finding, where we state the IEADS and the final CD do not match. Tax info sheet does not resolve this issue. Buyer Comment (2025-06-13): Please review Tax Information sheet attached.	06/20/2025	1	B	A	B	A	B	A	B	A	B	A	WA	Primary	Refinance - Cash-out - Other	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519793		3158549227		33647754			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $[Redacted]is less than the note amount of $[Redacted]based on the Commitment in file. The Final Ttile Policy was not provided in the file.				Reviewer Comment (2025-06-16): title co closing instructions have correct title coverage Buyer Comment (2025-06-16): Do Not Concur - Please review closing instructions with sufficient policy amount	06/16/2025			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Refinance - Cash-out - Other		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519794		3158549228		33659530			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519795		3158549229		33640755			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-12): Sufficient Cure Provided At Closing		06/12/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519795		3158549229		33640756			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-12): Sufficient Cure Provided At Closing		06/12/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519797		3158549232		33655334			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on[Redacted]disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.				Reviewer Comment (2025-06-16): client accepts EV2 condition Buyer Comment (2025-06-16): Accept EV-2			06/16/2025	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519799		3158549235		33661052			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-06-17): secondary valuation provided Buyer Comment (2025-06-17): DO Not Concur - second validation in file	06/17/2025			1	D	A	D	A	D	A	D	A	D	A		MD	Primary	Refinance - Rate/Term		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519800		3158549236		33635782			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.				Reviewer Comment (2025-06-13): signed ABA received Buyer Comment (2025-06-13): Do Not Concur - signed ABA in file	06/13/2025			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519802		3158549239		33648046			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2025-06-18): PDI received, showing no damage to the subject property Buyer Comment (2025-06-18): Please review	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519802		3158549239		33654454			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519804	3158549242	33635527	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Post Close CD ([Redacted]) reflecting initial escrow payment of $[Redacted]does not match the Initial Escrow Disclosure and a revised disclosure was not found in the loan file.	Reviewer Comment (2025-06-12): Post-close IEADS form in file is acceptable	06/12/2025	1	B	A	B	A	B	A	B	A	B	A	MD	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519806		3158549247		33649084			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				Reviewer Comment (2025-06-16): proof of appraisal sent to borrower has been received Buyer Comment (2025-06-16): please review	06/16/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519806		3158549247		33649086			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing third party verification, resulting in a loan designation discrepancy.				Reviewer Comment (2025-06-16): third party verification of employment received	06/16/2025			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519806		3158549247		33649087			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Schedule C	General QM: Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.				Reviewer Comment (2025-06-16): third party verification of employment received	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519806		3158549247		33649089			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519806		3158549247		33656502			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing third party verification.				Reviewer Comment (2025-06-16): third party verification of employment received	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519806		3158549247		33656508			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	File is missing third party verification of the borrower's Sch C business.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please see attached VOE documents from loan file Buyer Comment (2025-06-16): Schedule C VOE documents	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519806		3158549247		33656532			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing third party verification.				Reviewer Comment (2025-06-16): third party verification of employment received	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519806		3158549247		33656544			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		File is missing third party verification of the borrower's sch C business.				Reviewer Comment (2025-06-16): third party verification of employment received Buyer Comment (2025-06-16): Please see attached VOE documents from loan file Buyer Comment (2025-06-16): Schedule C VOE documents	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519807		3158549248		33665307			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-06-17): appraisal acknowledgement received Buyer Comment (2025-06-17): Do Not Concur - appraisal ack. in file	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519807		3158549248		33670175			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519808		3158549249		33636673			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.		Hazard Insurance Policy Effective Date [Redacted] is after the Disbursement Date of [Redacted].				Reviewer Comment (2025-06-13): updated dec page showing effective on [Redacted] received and acceptable Buyer Comment (2025-06-13): Do Not Concur - disbursement date is [Redacted] and policy effective date is [Redacted]	06/13/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519809		3158549253		33654913			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519813		3158549261		33676418			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant[Redacted] business days prior to consummation.				Reviewer Comment (2025-06-23): appraisal acknowledgement received Buyer Comment (2025-06-23): Do Not Concur - appraisal ack. in file	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519813		3158549261		33676420			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redacted] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.	Please provide a copy of the Seller CD.				Reviewer Comment (2025-06-23): proof of seller paid costs for the loan has been received Buyer Comment (2025-06-23): Do Not Concur - please review final settlement statement with seller paid costs	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519814		3158549263		33695340			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for the method used to calculate income. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Exception approved, with comp factors.			06/18/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519815		3158549265		33696461			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation in file indicates the report was provided on [Redacted] which would not have been at least [Redacted]business days prior to closing.				Reviewer Comment (2025-06-23): appraisal acknowledgement received Buyer Comment (2025-06-23): Do Not Concur - appraisal ack. in file	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519817		3158549274		33708027			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender's Title Insurance fee changed to $[Redacted]on the CD dated [Redacted]5. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-24): [Redacted] received LOE for increase in loan amount on [Redacted]. Buyer Comment (2025-06-23): Please also review lender LOE Buyer Comment (2025-06-23): Do Not Concur - construction loan - loam amount increased on [Redacted] due to sales contract addendum/change [Redacted] (resulting in lenders title and transfer tax increase)	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519817		3158549274		33708028			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Taxes changed to $[Redacted]on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-24): [Redacted] received LOE for increase in loan amount on [Redacted].	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519819		3158549278		33674172			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted]disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Section G of the final CD indicates seller paid escrows. EV2 condition.				Reviewer Comment (2025-06-23): client accepts EV2 condition Buyer Comment (2025-06-23): EV2 accepted			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519820		3158549279		33710243			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of actual receipt date of initial Closing Disclosure, issued on [Redacted], is not provided. Default receipt date is [Redacted], which is less than 3 business days prior to the closing date ([Redacted]).				Reviewer Comment (2025-06-23): proof of initial CD received by borrower has been received Buyer Comment (2025-06-23): lender test disclosed receive date[Redacted]	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519822		3158549284		33693396			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2025-06-23): appraisal acknowledgement received Buyer Comment (2025-06-23): DO Not Concur - appraisal ack. in file	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519822		3158549284		33693398			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. No cure was provided to the borrower at Closing.				Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519823		3158549285		33707600			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Neither evidence of delivery of updated appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-06-23): proof of appraisal delivery to borrower has been received Buyer Comment (2025-06-23): Do Not Concur - please see attached	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519825		3158549290		33680750			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of appraisal was delivered to borrower was not provided				Reviewer Comment (2025-06-23): appraisal acknowledgement form received Buyer Comment (2025-06-23): Do Not Concur - appraisal ack in file	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519826		3158549291		33683286			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-06-23): appraisal acknowledgement received Buyer Comment (2025-06-23): DO Not Concur - appraisal ack. in file	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519826		3158549291		33683287			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of AVM delivery nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-06-23): appraisal acknowledgement received	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519827		3158549292		33683372			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for AVM Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519828		3158549293		33707153			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-06-26): CDA supporting the appraised value has been received Buyer Comment (2025-06-26): please disregard last remark and doc [Redacted] am Buyer Comment (2025-06-26): please review final settlement statement disclosure/closing instructions Buyer Comment (2025-06-26): CDA	06/26/2025			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519828		3158549293		33707164			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2025-06-19): Sufficient Cure Provided within 60 Days of Closing		06/19/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519829		3158549296		33707866			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-19): Sufficient Cure Provided At Closing		06/19/2025		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519830		3158549298		33676748			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-17): Sufficient Cure Provided At Closing		06/17/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519830		3158549298		33676749			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-17): Sufficient Cure Provided At Closing		06/17/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519831		3158549299		33707590			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence receipt of the updated appraisal by the borrowers.				Reviewer Comment (2025-06-23): appraisal acknowledgement form received Buyer Comment (2025-06-23): Do Not Concur - appraisal ack. in file	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519831		3158549299		33707591			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence receipt of the appraisal by the borrowers.				Reviewer Comment (2025-06-23): appraisal acknowledgement form received	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519831		3158549299		33707593			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-19): Sufficient Cure Provided At Closing		06/19/2025		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519836		3158549308		33673059			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Missing evidence of borrower receipt of the initial CD 3+ days prior to closing.				Reviewer Comment (2025-06-20): proof of initial CD receipt by borrower has been received Buyer Comment (2025-06-20): Please review Initial CD confirm receipt attached	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519837		3158549310		33693373			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Neither evidence of delivery of final appraisal nor compliant acknowledgment of receipt signed at closing provided.				Reviewer Comment (2025-06-20): proof of appraisal delivery received Buyer Comment (2025-06-20): Please review the Appraisal receipt attached	06/20/2025			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519845		3158549329		33715177			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-20): Sufficient Cure Provided At Closing		06/20/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519848		3158549332		33672634			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in file to evidence receipt of the appraisal by the borrower.				Reviewer Comment (2025-06-20): appraisal acknowledgement received Buyer Comment (2025-06-20): Please review Appraisal Acknowledgement attached	06/20/2025			1	B	A	B	A	B	A	B	A	B	A		NC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519851		3158549337		33707171			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-19): Sufficient Cure Provided At Closing		06/19/2025		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519854		3158549344		33695846			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. Extended coverage is not disclosed. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-06-27): RCE from insurance company received, showing existing coverage is sufficient Buyer Comment (2025-06-27): Please review RCE	06/27/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519856		3158549348		33676606			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing is provided.				Reviewer Comment (2025-06-23): proof of appraisal receipt by borrower has been received Buyer Comment (2025-06-23): Please review Appraisal receipt attached	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519856	3158549348	33676607	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	A post-closing CD issued on [Redacted] and an updated Initial Escrow Account Disclosure issued on [Redacted] correct the escrow discrepancy; however, there is no documentation in the loan file to evidence the revised Escrow Disclosure was sent to the borrowers.	Reviewer Comment (2025-06-23): updated IEADS received Buyer Comment (2025-06-23): Please review Initial Escrow Account Disclosure statement attached	06/23/2025	1	B	A	B	A	B	A	B	A	B	A	CA	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519857		3158549349		33685373			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made subject to and 442 is not available in the file.								3	C	C	C	C	C	C	C	C	C	C		MN	Primary	Purchase		C	C	A	A	A	A	C	C	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519858		3158549353		33707691			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-19): Sufficient Cure Provided At Closing		06/19/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519859		3158549354		33707703			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.				Reviewer Comment (2025-06-24): [Redacted] received email conversation. The provided reason is not a valid reason for increase in recording fee. The reason for adding the deed fee later on the loan is required as to verify what new information was received that was not known earlier. Please provide additional information or cure would be due to borrower. Buyer Comment (2025-06-23): Please review Change in Circumstance form attached and letter of explanation from Lender				3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519860		3158549355		33708612			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided		The file is missing a copy of the Loan Underwriting and Transmittal Summary (1008) / MCAW.				Reviewer Comment (2025-06-23): final approval documentation received Buyer Comment (2025-06-23): Please review attached DU	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519860		3158549355		33708679			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided				Reviewer Comment (2025-06-23): proof of appraisal delivery received Buyer Comment (2025-06-23): Please review Appraisal receipt attached	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Second Home	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519861		3158549356		33673308			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of primary appraisal delivery to the borrower was not located in the file.				Reviewer Comment (2025-06-23): proof of appraisal receipt by borrower has been received Buyer Comment (2025-06-23): Please review Appraisal receipt attached	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		MA	Primary	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519861		3158549356		33673310			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-17): Sufficient Cure Provided At Closing		06/17/2025		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519864		3158549359		33684658			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519867		3158549367		33684368			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [Redacted], prior to three (3) business days from transaction date of [Redacted].	Documents (Final CD, Security Instrument and Right to Cancel) were signed on [Redacted]. Eligible disbursement date is [Redacted], however, disbursement date on final CD is [Redacted].				Reviewer Comment (2025-06-24): PCCD received showing the corrected funding date Buyer Comment (2025-06-24): Please review Post Closing Disclosure -Disbursement Date [Redacted]		06/24/2025		2	C	B	C	B	C	B	C	B	C	B		WA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519870	3158549376	33710447	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Post Close CD indicates Flood Insurance in the monthly amount of $[Redacted]; however, CD used as Final At Close dated [Redacted] indicates Flood Insurance in the monthly amount of $[Redacted]. The file contains a corrected Initial Escrow Account Statement; however, there is no documentation to evidence the borrower actually received the corrected document.	Reviewer Comment (2025-06-23): proof of borrower receipt of post-close documentation received Buyer Comment (2025-06-23): Evidence borrower received corrected Initial Escrow Account attached, letters etc.	06/23/2025	1	B	A	B	A	B	A	B	A	B	A	FL	Primary	Purchase	If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
																																				If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519870		3158549376		33718732			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Date primary valuation provided to applicant is prior to the date when valuation was performed.				Reviewer Comment (2025-06-23): proof of appraisal delivery received Buyer Comment (2025-06-23): Please review Appraisal receipt attached	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519870		3158549376		33718748			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Date secondary valuation provided to applicant is prior to the date when valuation was performed.				Reviewer Comment (2025-06-23): proof of appraisal delivery received Buyer Comment (2025-06-23): Please review Appraisal receipt attached	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519873		3158549381		33668184			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519874		3158549385		33668348			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519874	3158549385	33675679	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Amount Financed disclosed on Final Closing Disclosure is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of $[Redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: Title - Archive/E-Commerce Fee ($[Redacted]); Title - Title Company Messenger ($[Redacted]).	Reviewer Comment (2025-06-25): [Redacted] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Buyer Comment (2025-06-24): Please see the PCCD and Refund that has been sent to the customer

Reviewer Comment (2025-06-18): [Redacted] reviews to SFA guidelines which are tied to regulations. In this case [Redacted](c)(7) states excludable fees are
(i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
(ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
(iii) Notary and credit-report fees.
  (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
(v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.  Based on the preceding citation the Courier and Delivery fees would be tested as a finance charge.

Buyer Comment (2025-06-17): Do not Concur.  The Courier / Express Mail / Messenger Fee and the Electronic Document Delivery Fee are generally not considered pre-paid finance charges. These fees are typically associated with the delivery method of documents and are considered third-party fees, not directly related to the cost of obtaining credit, which is what finance charges typically encompass
																			06/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519874	3158549385	33675680	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charge disclosed on Final Closing Disclosure is $[Redacted]. Due Diligence Finance Charge is $[Redacted]. There is a variance of $[Redacted]. Discrepancy is caused by exclusion of the following fee(s) from lender's calculation: Title - Archive/E-Commerce Fee ($[Redacted]); Title - Title Company Messenger ($[Redacted]).	Reviewer Comment (2025-06-25): [Redacted] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Buyer Comment (2025-06-24): Please see the PCCD and Refund that has been sent to the customer

Reviewer Comment (2025-06-18): [Redacted] reviews to SFA guidelines which are tied to regulations. In this case [Redacted](c)(7) states excludable fees are
(i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
(ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
(iii) Notary and credit-report fees.
  (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
(v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.  Based on the preceding citation the Courier and Delivery fees would be tested as a finance charge.

Buyer Comment (2025-06-17): Do not Concur.  The Courier / Express Mail / Messenger Fee and the Electronic Document Delivery Fee are generally not considered pre-paid finance charges. These fees are typically associated with the delivery method of documents and are considered third-party fees, not directly related to the cost of obtaining credit, which is what finance charges typically encompass
																			06/25/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519875		3158549388		33692819			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519875		3158549388		33692821			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519876		3158549389		33668957			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].				Reviewer Comment (2025-06-25): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2025-06-24): Please see attached PCCD package		06/25/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519876		3158549389		33668958			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].				Reviewer Comment (2025-06-25): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2025-06-24): Please see attached PCCD package		06/25/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519876		3158549389		33668959			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted].				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519876		3158549389		33675410			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-17): Sufficient Cure Provided At Closing		06/17/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519877		3158549392		33654926			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements. CDA in file is not for the subject property.				Reviewer Comment (2025-06-17): CDA received Buyer Comment (2025-06-17): Please see attached CDA for subject property.	06/17/2025			1	D	A	D	A	D	A	D	A	D	A		DC	Second Home	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519877		3158549392		33655133			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Second Appraisal Fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-18): [Redacted] Received Valid COC dated [Redacted] Buyer Comment (2025-06-17): Do not Concur. Appraisal expired and a recert was required on [Redacted]. CDv4 disclosed timely same day	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		DC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519877		3158549392		33655134			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection Fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-18): [Redacted] Received Valid COC dated[Redacted] Buyer Comment (2025-06-17): Do not Concur. [Redacted] received the appraisal/invoice on [Redacted]. Per appraisal this new construction required a final inspection. LEv6 disclosed timely [Redacted]	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		DC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519877	3158549392	33662216	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Doc - Income and Collateral Issues. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Exception approved, with comp factors.			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		DC	Second Home	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519877	3158549392	33674521	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception to the minimum loan amount. Exception approved, with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Exception approved, with comp factors.			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		DC	Second Home	Purchase		D	B	B	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519878	3158549393	33668347	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Income Calculation and PAG Referrals. Exception approved with comp factors.	Borrower has verified disposable income of at least $ [Redacted]

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted]months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-16): Universal Product Exception Form in file, exception approved with comp factors.			06/16/2025	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519879		3158549395		33661454			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted].				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519880		3158549397		33680426			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than[Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519881		3158549399		33673530			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2025-06-23): Upon further review the discount points were increased before rate lock. Buyer Comment (2025-06-20): Do not Concur. Valid CIC for initial loan lock	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519881		3158549399		33676411			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519881	3158549399	33681544	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of thin credit, income calc allowing a blended calc of PSU/RSU, and 2nd home occupancy for non-perm resident. Exception approved with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted].

Borrower has been employed in the same industry for more than  [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted].

Borrower has worked in the same position for more than  [Redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Exception approved, with comp factors.			06/18/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Second Home	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519883		3158549403		33662299			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted]business days after the application date of [Redacted]				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519883		3158549403		33662303			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee Total $[Redacted]increased on the Final Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2025-06-17): Do Not Concur. The cure of $[Redacted] is sufficient for the recording fee overage as the other exceptions have valid CICs and disclosed timely.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519883		3158549403		33662304			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspecton $[Redacted]was added on the Final Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-18): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-06-17): Do Not Concur. The home is a new construction and a Final Appraisal Inspection was needed to ensure completion, customer was involved in this decision, valid CIC and CDv3 issued timely with the final inspection fee disclosed.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519883		3158549403		33683020			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1		A		A		A		A		A		NJ	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519884		3158549404		33668250			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		MD	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519885		3158549407		33661682			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted] which was more than[Redacted] business days after the application date of [Redacted]				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the appraisal disclosure was issued timely.	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		CT	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519885		3158549407		33661683			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519886		3158549411		33660017			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519887		3158549412		33674250			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than[Redacted] business days after the application date of [Redacted]..				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519887		3158549412		33674253			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Tax fee changed to $[Redacted]on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-23): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-06-20): Do not Concur. Valid CIC for loan amount [Redacted]. LEv3 disclosed same day	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519887		3158549412		33675861			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of waiving further sourcing of the [Redacted] auto that was paid off. [Redacted] sourced everything in CA but $[Redacted]and this amount was then adjusted out of their [Redacted] account. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted]points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Exception approved, with comp factors.			06/18/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519887		3158549412		33681350			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception of DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted]points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Exception approved, with comp factors			06/18/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519887		3158549412		33685122			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception of DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted]points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Exception approved, with comp factors			06/18/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519888		3158549415		33674738			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted].				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519889		3158549416		33673609			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than [Redacted] business days after the application date of[Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519889		3158549416		33681232			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing required FACTA Disclosure(s).				Reviewer Comment (2025-06-18): FACTA documentation received Buyer Comment (2025-06-18): Do Not Concur. Pls see the FACTA disclosure that was sent to the customer	06/18/2025			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519890	3158549418	33649187	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted]	Reviewer Comment (2025-06-25): PCCD, LOX, refund check, and proof of mailing received.

Buyer Comment (2025-06-25): Please see PCCD and Refund sent to the customer

Reviewer Comment (2025-06-25): LOA accepted, under disclosure is $[Redacted].

Buyer Comment (2025-06-24): Please see Attestation Letter from Chase counsel regarding the ID Verification Fee

Reviewer Comment (2025-06-24): [Redacted] received additional information stating that the fee charged by the transfer agent of the Coop at closing and that fee is for the transfer agent to process and get the recognition agreement signed.  However, as previously stated, this agreement and fee relate to an agreement required between the co-op, buyer and the lender.  As this fee is required on a transaction for the extension of credit and would not be required in a cash-only transaction, it is considered a finance charge. Finance Charge is underdisclosed $[Redacted].  Cure would be Corrected CD, LOE to borrower, copy of cure refund for that total underdisclosure & proof of mailing.

Buyer Comment (2025-06-23): Please see e-mail from Title responding that the Recognition Agreement Fee is the fee for the transfer agent to process and get the Recognition Agreement signed, this should not be considered a pre-paid fee as it is not a part of obtaining credit.

Reviewer Comment (2025-06-17): [Redacted] received rebuttal that the Coop Recog Agreement $[Redacted] section H, Messenger Fee $75 Section H and the ID Verification fee in Section B $[Redacted] are not finance charges.  As for the ID Verification fee would require a lender attestation giving the specific service/purpose of the fee and if is a one time pre-closing fee to determine if a finance charge. In regard to the Coop Recog Agreement, [Redacted] has visited this fee and determined based on its purpose that it would be a finance charge.  It is a fee that does not fall undere the 4c7 excludable types and is not a fee that would be charged in a like cash-only transaction.  The agreement is required on a sale with a mortgage loan which purpose is to notify lender's of shareholder delinquencies and sublease or additional financing, thus is related to the extension of credit.  Finally in regard to a messenger fee is typically a finance charge.  Additional information and lender attestation as to the purpose of the messenger fee would be required and was this borrower chosen fee or related to extension of credit services.

Buyer Comment (2025-06-16): Do Not Concur.  The Coop Recog Agreement Fee of $[Redacted] used by [Redacted] in the finance charge calculation is not a pre-paid fee and should not be included in the calculation, this pertains to the Coop board recognizing the lender's interest in the shares and propetary lease. The Courier / Express Mail / Messenger Fee  These fees are typically associated with the delivery of documents and are considered third-party fees. They are not directly related to the cost of obtaining credit, which is what finance charges typically [Redacted].  The Taxpayer ID Verification Fee of $[Redacted] is also not considered a pre-paid fee for finance charge calculations as it is a fee included for the Data Verify Report.
																			06/25/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519890	3158549418	33649188	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted]	Reviewer Comment (2025-06-25): PCCD, LOX, refund check, and proof of mailing received.

Reviewer Comment (2025-06-25): LOA accepted, under disclosure is $[Redacted].

Buyer Comment (2025-06-24): Please see Attestation Letter from Chase counsel regarding the ID Verification Fee

Reviewer Comment (2025-06-24): [Redacted] received additional information stating that the fee charged by the transfer agent of the Coop at closing and that fee is for the transfer agent to process and get the recognition agreement signed.  However, as previously stated, this agreement and fee relate to an agreement required between the co-op, buyer and the lender.  As this fee is required on a transaction for the extension of credit and would not be required in a cash-only transaction, it is considered a finance charge. Finance Charge is underdisclosed $[Redacted].  Cure would be Corrected CD, LOE to borrower, copy of cure refund for that total underdisclosure & proof of mailing.

Buyer Comment (2025-06-23): Please see e-mail from Title responding that the Recognition Agreement Fee is the fee for the transfer agent to process and get the Recognition Agreement signed, this should not be considered a pre-paid fee as it is not a part of obtaining credit.

Reviewer Comment (2025-06-17): [Redacted] received rebuttal that the Coop Recog Agreement $[Redacted] section H, Messenger Fee $[Redacted] Section H and the ID Verification fee in Section B $[Redacted] are not finance charges.  As for the ID Verification fee would require a lender attestation giving the specific service/purpose of the fee and if is a one time pre-closing fee to determine if a finance charge. In regard to the Coop Recog Agreement, [Redacted] has visited this fee and determined based on its purpose that it would be a finance charge.  It is a fee that does not fall undere the 4c7 excludable types and is not a fee that would be charged in a like cash-only transaction.  The agreement is required on a sale with a mortgage loan which purpose is to notify lender's of shareholder delinquencies and sublease or additional financing, thus is related to the extension of credit.  Finally in regard to a messenger fee is typically a finance charge.  Additional information and lender attestation as to the purpose of the messenger fee would be required and was this borrower chosen fee or related to extension of credit services.

Buyer Comment (2025-06-16): Do Not Concur.  The Coop Recog Agreement Fee of $[Redacted] used by [Redacted] in the finance charge calculation is not a pre-paid fee and should not be included in the calculation, this pertains to the Coop board recognizing the lender's interest in the shares and propietary lease. The Courier / Express Mail / Messenger Fee  These fees are typically associated with the delivery of documents and are considered third-party fees. They are not directly related to the cost of obtaining credit, which is what finance charges typically encompass.  The Taxpayer ID Verification Fee of $[Redacted] is also not considered a pre-paid fee for finance charge calculations as it is a fee included for the Data Verify Report.
																			06/25/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519890		3158549418		33649189			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee Total changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-17): [Redacted]: Sufficient cure provided for [Redacted]% tolerance. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-06-16): Do Not Concur. This cure is sufficient to cure the overage of the recording fee.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519890		3158549418		33649190			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points changed to $[Redacted] on the Final Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-17): [Redacted] received system snip with additional information fo a valid Changed circumstance. Buyer Comment (2025-06-16): Do Not Concur. The Discount points changed on [Redacted] after the initial 60 day lock expired, the discount points remained through closing due to rate lock extensions applied due to the property Coop board taking longer than anticipated to approve. Valid CIC for loan points change and CD disclosed timely.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519890	3158549418	33649191	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee changed to $[Redacted] on the Final Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-06-23): [Redacted] received snips for COC dated [Redacted].

Buyer Comment (2025-06-20): Please see reasons for appraisal complexity

Reviewer Comment (2025-06-17): [Redacted] received LOX for rebuttal comment stating "complexity" however we required the reason as to what caused the property to be complex .Kindly provide detail reason for complexity in order to clear the exception.

Buyer Comment (2025-06-16): Do Not Concur.  The appraisal fee changed on [Redacted] when the communication from the appraiser indicated that this property would require more work and was considered a complex property, the fee was updated to $[Redacted] and sent out on LE v5
																		06/23/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519890		3158549418		33722560			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-23): Sufficient Cure Provided At Closing		06/23/2025		1		A		A		A		A		A		NY	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519891		3158549423		33674653			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Overdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are overdisclosed.	1st & 2nd page of final CD shows non-escrowed, however on the 4th page borrower has chosen 'will have an escrow account' is selected.				Reviewer Comment (2025-06-24): PCCD, LOX, and proof of shipping to borrower has been received. Buyer Comment (2025-06-24): Please see attached PCCD and proof of shipping Reviewer Comment (2025-06-18): page 4 of the final CD has the box checked for "will have an escrow" Buyer Comment (2025-06-18): Do not Concur. Please see signed CD. Page 1, 2, and 4 reflect non escrow		06/24/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
223519891		3158549423		33674654			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of [Redacted] on Final Closing Disclosure provided on [Redacted] are underdisclosed.	1st & 2nd page of final CD shows non-escrowed, however on the 4th page borrower has chosen 'will have an escrow account' is selected.				Reviewer Comment (2025-06-24): PCCD, LOX, and proof of shipping to borrower has been received. Buyer Comment (2025-06-24): Please see attached PCCD and proof of shipping Reviewer Comment (2025-06-18): page 4 of the final CD has the box checked for "will have an escrow" Buyer Comment (2025-06-18): Do not Concur. Please see signed CD. Page 1, 2, and 4 reflect non escrow		06/24/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
223519891		3158549423		33674656			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	1st & 2nd page of final CD shows non-escrowed, however on the 4th page borrower has chosen 'will have an escrow account' is selected.				Reviewer Comment (2025-06-24): PCCD, LOX, and proof of shipping to borrower has been received. Buyer Comment (2025-06-24): Please see attached PCCD and proof of shipping Reviewer Comment (2025-06-18): page 4 of the final CD has the box checked for "will have an escrow" Buyer Comment (2025-06-18): Do not Concur. Please see signed CD. Page 1, 2, and 4 reflect non escrow		06/24/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
223519891		3158549423		33674657			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	1st & 2nd page of final CD shows non-escrowed, however on the 4th page borrower has chosen 'will have an escrow account' is selected.				Reviewer Comment (2025-06-24): PCCD, LOX, and proof of shipping to borrower has been received. Buyer Comment (2025-06-24): Please see attached PCCD and proof of shipping Reviewer Comment (2025-06-18): page 4 of the final CD has the box checked for "will have an escrow" Buyer Comment (2025-06-18): Do not Concur. Please see signed CD. Page 1, 2, and 4 reflect non escrow		06/24/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
223519891		3158549423		33674658			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The amount of Lender Credit changed to $[Redacted] on the LE dated [Redacted]. A valid change of circumstance was not provided for the change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-19): [Redacted] received COC dated [Redacted] Buyer Comment (2025-06-18): Do not Concur. Initial loan lock occurred [Redacted]. Loan points and premium pricing can change throughout the loan. Loan locked with $[Redacted]. Points ended up decreasing at closing.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
223519891		3158549423		33674659			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-19): [Redacted] received COC dated [Redacted] Buyer Comment (2025-06-18): Do not Concur. Initial loan lock occurred [Redacted]. Loan points and premium pricing can change throughout the loan. Loan locked with $[Redacted]. Points ended up decreasing at closing.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
223519892	3158549424	33676705	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Processing fee was previously disclosed to the borrower on the Loan estimate as $[Redacted]but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-06-24): [Redacted] received COC dated [Redacted].

Buyer Comment (2025-06-23): Do Not Concur.  Please see additional system CIC comments and the lock history screen showing that the product change happened on [Redacted] which caused the processing fee to increase.

Reviewer Comment (2025-06-23): [Redacted] received COC dated[Redacted] for increase in fee but as per CDs the fee was increased on CD dated [Redacted]. Please provide more information on timeline when lender has become aware of the change and provide COC for [Redacted] for remediations.

Buyer Comment (2025-06-20): Do Not Concur.  The product changed on [Redacted] which changed the processing fee and the updated fee disclosed timely on CD v5
																		06/24/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
223519892		3158549424		33676706			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-06-20): Do Not Concur. The cure provided is enough to cure the transfer tax fees that were not originally disclosed.		06/23/2025		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
223519892		3158549424		33676789			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount. Exception approved, with comp factors.	Borrower has verified disposable income of at least $ [Redacted] Borrower has owned the subject property for at least [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Exception approved, with comp factors.			06/18/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
223519892		3158549424		33683834			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception to the maximum DTI. Exception approved, with comp factors.	Borrower has verified disposable income of at least $ [Redacted] Borrower has owned the subject property for at least [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Exception approved, with comp factors.			06/18/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
223519892		3158549424		33683850			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception to the maximum DTI. Exception approved, with comp factors.	Borrower has verified disposable income of at least $ [Redacted] Borrower has owned the subject property for at least [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Exception approved, with comp factors.			06/18/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
223519892		3158549424		33729958			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-24): Sufficient Cure Provided At Closing		06/24/2025		1		A		A		A		A		A		IL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	B	B	C	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
223519893		3158549427		33661449			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Over 3 gifts Donors, reviewed by LIO, no concerns, gifts fully documented.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Universal Product Exception Form in file, exception approved with comp factors.			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519894		3158549430		33676645			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519895		3158549434		33659481			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property[Redacted]	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519895		3158549434		33659482			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519895		3158549434		33659483			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519896	3158549435	33665427	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG recommendation declines. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted]points.

Borrower has been employed in the same industry for more than [Redacted]years.

Borrower has worked in the same position for more than  [Redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted]months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted]

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Exception approved, with comp factors			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519896		3158549435		33665441			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519896		3158549435		33665446			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted]is over disclosed by $[Redacted]compared to the calculated Amount Financed of $[Redacted]and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted]is over disclosed by $[Redacted]compared to the calculated Amount Financed of $[Redacted].				Reviewer Comment (2025-06-18): NY Attorney fee cured at closing and part of finance charge underdisclosure. Buyer Comment (2025-06-17): Do not Concur. NY Attorney fee was already cured at closing $[Redacted]. [Redacted] is including this as a prepaid fee.		06/18/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519896		3158549435		33665447			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted]which exceeds the $[Redacted]threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted]is under disclosed by $[Redacted]compared to the calculated Finance Charge of $[Redacted].				Reviewer Comment (2025-06-18): NY Attorney fee cured at closing and part of finance charge underdisclosure. Buyer Comment (2025-06-17): Do not Concur. NY Attorney fee was already cured at closing $[Redacted]. [Redacted] is including this as a prepaid fee.		06/18/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519897	3158549436	33656590	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted] Insufficient or no cure was provided to the borrower.	The Loan Discount Points increased to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-06-26): applicable COC with timely information received

Buyer Comment (2025-06-25): Do Not Concur.  Pricing can change before the loan locks without CIC because the customer has not locked in their rate yet and it locked on [Redacted], discount points disclosed at their highest on the CD issued [Redacted].  Since CD v1 was sent prior to the loan being locked on [Redacted], the only time a subsequent CD would be sent is to disclose a fee increase since there is no Rate Lock Indicator on the CD as on the LE. The discount points decreased after the loan locked so no CD was issued when the loan locked.

Reviewer Comment (2025-06-25): [Redacted] received system snip for the re-disclosure information. But it does not give sufficient information on reason for the discount point fee increased. Moreover, the fee was increase of $[Redacted] from $[Redacted] on CD dated [Redacted] without VCCs. Provide valid COC with additional information for the fee increased on CD dated [Redacted] & [Redacted] or Cure is required to borrower.

Buyer Comment (2025-06-24): Please see CIC and discount points disclosed at $[Redacted] on [Redacted], discount points at closing where $[Redacted].

Reviewer Comment (2025-06-23): [Redacted]The COC received is dated [Redacted] while the points fee increased on CD dated [Redacted]which is prior to the COC date. Please provide more information as to when lender has become aware of the change and COC dated [Redacted] for remediations.

Buyer Comment (2025-06-20): Please see CD version 3 which has been uploaded, it corresponds to the snip of this same closing disclosure that was included on the docs with CIC sent earlier

Reviewer Comment (2025-06-18): [Redacted] Received COC dated [Redacted]; however, file does not contain corresponding LE/CD after lock. Provide Corresponding CD/LE for COC dated [Redacted].

Buyer Comment (2025-06-17): Do Not Concur.  The customer did not lock the rate until [Redacted], pricing can change until rate lock without the need for a CIC.  Discount points were previously disclosed at $[Redacted] and decreased after the rate was locked ending with $[Redacted] on the final CD.
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519897	3158549436	33656618	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount below the minimum for non-agency. Exception approved, with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-16): Exception approved, with comp factors.			06/16/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519898		3158549441		33667934			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted] which was more than[Redacted] business days after the application date of [Redacted]				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		CO	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519898		3158549441		33667935			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted]business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519899		3158549443		33673198			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted]exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted]exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-06-19): [Redacted] received a valid COC. Buyer Comment (2025-06-18): Do not Concur. Initial loan lock occurred[Redacted]. Points and prem pricing can float through the loan until this happens. LEv5 disclosed timely same day.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519899		3158549443		33673200			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Loan Discount Points was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]with no cure provided to the borrower.				Reviewer Comment (2025-06-19): [Redacted] received a valid COC. Buyer Comment (2025-06-18): Do not Concur. Lock date change, CICs for Change in lock, commitment period change, and Loan interest occurred on [Redacted]. This allowed points to increase to [Redacted]. LEv10 disclosed timely same day. Points decreased at closing.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519900		3158549446		33671113			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than[Redacted]business days after the application date of [Redacted] . The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519900		3158549446		33671115			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection $[Redacted]was added on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-19): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-06-18): Do Not Concur. The Final Inspection was added because the appraiser indicated that this was a new construction and a final inspection would be needed, it was added, see valid CIC, and disclosed timely on LE v2	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519901		3158549447		33681028			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall condition for Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted].				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519901		3158549447		33681029			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted]business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519901	3158549447	33685295	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Escalation Form in file for lender exceptions of PAG Declines. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted]

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted]months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted]

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted]points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-18): Universal Product Exception Form in file, exception approved with comp factors.			06/18/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519902		3158549449		33665390			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519903		3158549452		33675632			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted].				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do not concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519904	3158549453	33665746	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG Referrals decline ([Redacted]% commercial space & [Redacted]% Presale (sold/under contract to Primary Residences. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted].

Borrower has worked in the same position for more than  [Redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted].

The qualifying DTI on the loan is at least  [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Universal Product Exception Form in file, exception approved with comp factors.			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519904	3158549453	33665751	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount below the minimum for non-agency. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted].

Borrower has worked in the same position for more than  [Redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted].

The qualifying DTI on the loan is at least  [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Universal Product Exception Form in file, exception approved with comp factors.			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		MA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519904		3158549453		33665759			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording Fee Total changed to $[Redacted]on the Final Closing Disclosure dated [Redacted] A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-06-17): Do Not Concur. The product changed on [Redacted] which is a valid CIC allowing the recording fee to change, new loan estimate disclosed the recording fee timely		06/18/2025		2	C	B	C	B	C	B	C	B	C	B		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519904	3158549453	33665761	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[Redacted]on the Final Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-06-23): [Redacted] received valid COC dated [Redacted]

Buyer Comment (2025-06-20): Please see lock history, loan locked on [Redacted] and discount points increased again to $[Redacted] and disclosed timely on LE v4

Reviewer Comment (2025-06-18): [Redacted] received COC dated [Redacted] for change in loan product but the points are again increased from $[Redacted] to $[Redacted] on final CD and no COC was provided for the same. Please provide information as to what changed circumstance occurred (as defined under [Redacted](e)(4)(A)-(F) that resulted in an increase in closing costs.

Buyer Comment (2025-06-17): Do Not Concur. The product changed and loan rate locked on [Redacted] and discount points were applied in amount of $[Redacted] and disclosed timely on the LE, then loan rate locked again on [Redacted] and the discount points increased to $[Redacted] and LE disclosed timely.  The discount point decreased on the final CD from what had been already disclosed.
																		06/23/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519904		3158549453		33722259			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure was provided at closing				Reviewer Comment (2025-06-23): Sufficient Cure Provided At Closing		06/23/2025		1		A		A		A		A		A		MA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519905	3158549454	33669011	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender Exception approved for Vesting needs an exception as title is held in 2 trusts with no qualified borrower from the 2nd trust. Custome doing NCO ref paying off an outside lender while subordinating the 2nd.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least  [Redacted]

Borrower has verified disposable income of at least $ [Redacted]

Borrower has worked in the same position for more than  [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted] months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

The qualifying DTI on the loan is at least  [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Universal Product Exception Form in file, exception approved with comp factors.			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519905	3158549454	33670601	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted]exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted]exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-06-19): [Redacted] Received Valid COC dated [Redacted].

Buyer Comment (2025-06-18): Do not Concur. Valid CIC for loan maount occured [Redacted]. Cdv7 disclosed timely next day

Reviewer Comment (2025-06-18): [Redacted] received COC dated [Redacted] is accepted but the credit was again lowered from [Redacted] to $[Redacted] on CD dated [Redacted] without providing a valid COC. Please provide information as to what changed circumstance occurred (as defined under [Redacted](e)(4)(A)-(F) that resulted in an decreased lender credit.

Buyer Comment (2025-06-17): Do not Concur. Valid CICs for Change in Lock, Commitment period change, Loan Interest Rate, and loan points [Redacted]. CDv6 disclosed timely [Redacted]
																		06/19/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519906		3158549460		33669745			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519907	3158549462	33672220	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].	Reviewer Comment (2025-06-25): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2025-06-24): Please see attached PCCD package

Reviewer Comment (2025-06-19): [Redacted] received lender rebuttal that $[Redacted] cure refunded at closing. A portion refund would not be sufficient to cure a finance charge violation, which must refund all the total underdisclosed finance charge amount of $[Redacted]. The determination of a fee being a finance charge is based on [Redacted] and pursuant to [Redacted](a)(2) closing agent charges are finance charges if the creditor requires the particular service or imposition of the charge.  There is no other settlement/closing fee and that this fee is in Section B, services borrower did not shop for and typically lender required fees, this would be a finance charge.  Cure is required.  As a portion of this fee was refunded to borrower for that fee, the amount can be utilized toward the total $[Redacted] underdisclosure.  Cure is short $[Redacted].  Provide Corrected CD, LOE to borrower, copy of additional cure refund for the remaining portion of the total finance charge underdisclosure of $[Redacted] and proof of mailing.

Buyer Comment (2025-06-18): Concur with the US.Patriot fee should have been a prepaid fee, but disagree regarding the Attorney's fee $[Redacted]. $[Redacted] of this fee was cured at closing. Please update requested cure amount.
																			06/25/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519907	3158549462	33672221	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].	Reviewer Comment (2025-06-25): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2025-06-24): Please see attached PCCD package

Reviewer Comment (2025-06-19): [Redacted] received lender rebuttal that $[Redacted] cure refunded at closing. A portion refund would not be sufficient to cure a finance charge violation, which must refund all the total underdisclosed finance charge amount of $[Redacted]. The determination of a fee being a finance charge is based on [Redacted] and pursuant to [Redacted](a)(2) closing agent charges are finance charges if the creditor requires the particular service or imposition of the charge.  There is no other settlement/closing fee and that this fee is in Section B, services borrower did not shop for and typically lender required fees, this would be a finance charge.  Cure is required.  As a portion of this fee was refunded to borrower for that fee, the amount can be utilized toward the total $[Redacted] underdisclosure.  Cure is short $[Redacted].  Provide Corrected CD, LOE to borrower, copy of additional cure refund for the remaining portion of the total finance charge underdisclosure of $[Redacted] and proof of mailing.

Buyer Comment (2025-06-18): Concur with the US.Patriot fee should have been a prepaid fee, but disagree regarding the Attorney's fee $[Redacted]. $[Redacted] of this fee was cured at closing. Please update requested cure amount.
																			06/25/2025		2	C	B	C	B	C	B	C	B	C	B		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519907		3158549462		33685317			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519907		3158549462		33685318			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519907	3158549462	33733188	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG Decline. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-24): Exception approved, with comp factors.			06/24/2025	2		B		B		B		B		B		NY	Primary	Purchase		C	B	A	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519908		3158549464		33655984			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted]on the initial Loan Estimate but disclosed as $[Redacted]on the Final Closing Disclosure. The cure provided at closing ($[Redacted]) is sufficient to address the violation but is insufficient to address all tolerance violations.				Reviewer Comment (2025-06-18): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2025-06-17): Do not Concur. Section E tolerance violation already cured at closing	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519908		3158549464		33655986			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer Taxes were disclosed as $[Redacted]on the initial Loan Estimate but disclosed as $[Redacted]on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.				Reviewer Comment (2025-06-18): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-06-17): Do not Concur. Valid CICs for loan amount and initial loan lock occurred on [Redacted]. LEv3 disclosed timely same day	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519908		3158549464		33683137			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1		A		A		A		A		A		NY	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519910		3158549466		33640617			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of thin credit/tradelines. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. Borrower has been employed in the same industry for more than [Redacted]years. Borrower has verified disposable income of at least $ [Redacted] Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted]points.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Exception approved, with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519911		3158549468		33643896			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points was previously disclosed to the borrower on the Loan estimate as $[Redacted]but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-18): [Redacted] Received Valid COC dated [Redacted]. Buyer Comment (2025-06-17): Do not Concur. Valid CICs fro Product and loan points [Redacted]. Points disclosed timely[Redacted] as $[Redacted]. Points decreased at closing. No cure due back.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519911	3158549468	33643904	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than  [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted]

Borrower has worked in the same position for more than  [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted]

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-16): Exception approved with comp factors.			06/16/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519911	3158549468	33643910	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions PAG decline, subject to full underwrite for Non-Agency product and final settlement statement from CPR prior to closing. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than  [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted]

Borrower has worked in the same position for more than  [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted]

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-16): Exception approved with comp factors.			06/16/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519912		3158549470		33643808			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Less than [Redacted]yr self-employment, Income calc and DTI are approved. [Redacted]Profit and Loss from both business are supported by deposits from business bank statements from both businesses.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower has worked in the same position for more than [Redacted]years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted]points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-14): Universal Product Exception Form in file, exception approved with comp factors.			06/14/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519912		3158549470		33650413			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted] however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519913		3158549472		33665258			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2025-06-25): [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2025-06-24): Please see attached PCCD package		06/25/2025		2	C	B	C	B	C	B	C	B	C	B		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519913		3158549472		33675091			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing required FACTA Disclosure(s).				Reviewer Comment (2025-06-17): FACTA disclosure received Buyer Comment (2025-06-17): Do not Concur. Please see attached FACTAs	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519915		3158549474		33650086			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519915		3158549474		33650087			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519915		3158549474		33650091			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-16): Do not concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519915	3158549474	33655886	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Tradelines/Thin File. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Universal Product Exception Form in file, exception approved with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519916	3158549476	33643852	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG Decline. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Exception approved, with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519916	3158549476	33643856	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception to the minimum loan amount. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Exception approved, with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519916	3158549476	33643858	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].	Reviewer Comment (2025-06-27): [Redacted] received statement of fee purpose.

Buyer Comment (2025-06-27): Please see e-mail chain from [Redacted] Attorneys regarding the Rec Review COOP fee for $[Redacted] not being a fee that is part of obtaining credit or used in the finance charge calculation.

Reviewer Comment (2025-06-26): At this time there is not a LOA in the loan file stating the fee purpose of the Rec Review Fee.  Once this LOA is received [Redacted] will re-review the fee in question.  Purpose of the fee is used to determine if a fee is a finance charge or not.  Please provide the LOA for the Rec Review Fee.

Buyer Comment (2025-06-26): Do Not Concur.  The Rec Review fee for $[Redacted] is in section H of the closing disclosure which is typically for customer chosen fees, in this case the Rec Review Fee is charged for the examination and review of the cooperative's records, which may include financial statements, bylaws, meeting minutes, and other relevant documents. This review is important for ensuring that the cooperative is in good standing and that there are no outstanding issues that could affect the buyer's interest.  This fee is not related to the customer obtaining credit but is a review for the customer's benefit of the COOP board's records and is paid to attorneys that are customer or coop chosen and not chosen by [Redacted] or title.

Reviewer Comment (2025-06-26): The cure amount at this time, with verification fee removed, is $[Redacted].

Buyer Comment (2025-06-26): See attached Attestation for the ID verification fee

Reviewer Comment (2025-06-17): [Redacted] received rebuttal on Section H Rec Review Fee $[Redacted] and ID Verification Fee of $[Redacted] not being finance charges.  That the ID Verification fee was paid to Data Verify or a payee does not determine if a fee is a finance charge not which section disclsoed in.  The services & purpose provided determines if a fee is a finance charge.  Both fees are generic in nature and [Redacted] cannot determine and does not assume the services provided in order to determine if a finance charge.  Please provide a lender attestation giving the specific services and purpose of both fees in order to make a determination if a finance charge and can then retest. Additionally the ID Verification fee should be attested if it is a pre-closing one time fee

Buyer Comment (2025-06-16): Do Not Concur.  The Recording Service Fee of $[Redacted] used by AMC in the finance charge calculation is not a pre-paid fee and should not be included in the calculation. The Taxpayer ID Verification Fee of $[Redacted] is also not considered a pre-paid fee for finance charge calculations as it is a fee included for the Data Verify Report.
																		06/27/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519916	3158549476	33643859	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].	Reviewer Comment (2025-06-27): [Redacted] received statement of fee purpose.

Buyer Comment (2025-06-27): Please see e-mail chain from [Redacted] Attorneys regarding the Rec Review COOP fee for $[Redacted] not being a fee that is part of obtaining credit or used in the finance charge calculation.

Reviewer Comment (2025-06-26): At this time there is not a LOA in the loan file stating the fee purpose of the Rec Review Fee.  Once this LOA is received [Redacted] will re-review the fee in question.  Purpose of the fee is used to determine if a fee is a finance charge or not.  Please provide the LOA for the Rec Review Fee.

Buyer Comment (2025-06-26): Do Not Concur.  The Rec Review fee for $[Redacted] is in section H of the closing disclosure which is typically for customer chosen fees, in this case the Rec Review Fee is charged for the examination and review of the cooperative's records, which may include financial statements, bylaws, meeting minutes, and other relevant documents. This review is important for ensuring that the cooperative is in good standing and that there are no outstanding issues that could affect the buyer's interest.  This fee is not related to the customer obtaining credit but is a review for the customer's benefit of the COOP board's records and is paid to attorneys that are customer or coop chosen and not chosen by [Redacted] or title.

Reviewer Comment (2025-06-17): [Redacted] received rebuttal on Section H Rec Review Fee $[Redacted] and ID Verification Fee of $[Redacted] not being finance charges.  That the ID Verification fee was paid to Data Verify or a payee does not determine if a fee is a finance charge not which section disclsoed in.  The services & purpose provided determines if a fee is a finance charge.  Both fees are generic in nature and [Redacted] cannot determine and does not assume the services provided in order to determine if a finance charge.  Please provide a lender attestation giving the specific services and purpose of both fees in order to make a determination if a finance charge and can then retest.  Additionally the lender attestation regarding the ID verification fee should clarify if it is a one-time pre-closing fee

Buyer Comment (2025-06-16): Do Not Concur.  The Recording Service Fee of $[Redacted] used by AMC in the finance charge calculation is not a pre-paid fee and should not be included in the calculation. The Taxpayer ID Verification Fee of $[Redacted] is also not considered a pre-paid fee for finance charge calculations as it is a fee included for the Data Verify Report.
																		06/27/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519916		3158549476		33654491			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519917		3158549478		33668574			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording fee was previously disclosed to the borrower on the Loan estimate as $[Redacted]but it increased on the closing disclosure as $[Redacted]with no cure provided to the borrower. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2025-06-19): [Redacted] received a valid COC. Buyer Comment (2025-06-18): Do not Concur. Valid CICs for POA being added [Redacted]. LEv6 disclosed timely [Redacted]	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		WI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519918		3158549479		33661378			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of allow annuitization of assets on a cash-out refi. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-16): Exception approved, with comp factors.			06/16/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519919	3158549481	33650218	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of tradeline/thin credit file. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than  [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted]

Borrower has worked in the same position for more than  [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted]months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted]

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Exception approved, with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519921		3158549483		33665655			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519922		3158549484		33670900			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2025-06-19): [Redacted]Received Valid COC dated [Redacted]. Buyer Comment (2025-06-18): Do not Concur. Expiration changed[Redacted] and valid CIC for loan points ocurred. CDv4 disclosed timely [Redacted]	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519923		3158549486		33674046			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519923		3158549486		33678524			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing required FACTA Disclosure(s).				Reviewer Comment (2025-06-18): FACTA documentation received Buyer Comment (2025-06-18): Do not Concur. Please see attached Factas	06/18/2025			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519924		3158549487		33661100			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted]business days after the application date of [Redacted]				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519924		3158549487		33675077			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Employment due to contract not within [Redacted]days of Note and not for at least [Redacted] yrs. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted]points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted].	Exception approved, with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Exception approved, with comp factors			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519925		3158549488		33674556			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than[Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519925		3158549488		33680072			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing required FACTA Disclosure(s).				Reviewer Comment (2025-06-18): FACTA disclosure received Buyer Comment (2025-06-18): Do not Concur. Please see attached Factas	06/18/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519925		3158549488		33680073			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-17): Sufficient Cure Provided At Closing		06/17/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519926		3158549489		33671311			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing a copy of Insurance Verification, Tax Verification for REO property [Redacted]				Reviewer Comment (2025-06-20): REO documentation received Buyer Comment (2025-06-20): See attached evidence of taxes and HOA fee, also there is an LOX where Customer explains no HOI due to it being included in the HOA payment. SInce this property is owned F & C, the Underwriter noted the loan with the following liability calculation for this property: HOA fee is paid quarterly. [Redacted]mo. HOI included in HOA fee. Taxes $[Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519926		3158549489		33671325			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made subject to and 442 is not in images.				Reviewer Comment (2025-06-23): escrow holdback form and documentation in file Buyer Comment (2025-06-23): This loan closed with an escrow holdback, see quote and holdback form	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519926		3158549489		33671349			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding due to the initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date ([Redacted]).				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/18/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519926		3158549489		33671350			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date ([Redacted]). The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering application date.				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519926	3158549489	33671351	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted] with no valid Change of Circumstance in file and no cure provided to the borrower.	Reviewer Comment (2025-06-26): Escrow Worksheet and other documentation received

Buyer Comment (2025-06-26): See attached existing construction (Incomplete Repairs) agreement

Reviewer Comment (2025-06-26): [Redacted] received rebuttal and LOE, however there is no 442 document available in file. Please provide 442 to re-evaluate the exception.

Buyer Comment (2025-06-24): Correction: This final inspection was an Underwriting condition.  [Redacted] Appraisal and Appraisal invoice was for a complete full appraisal and not a 1004D Final inspection which was noted as required by UW on [Redacted] and that's when the CIC reflected as Re-baselined and disclosed on CD version 3  within the 3day window.

Buyer Comment (2025-06-24): Do not Concur. CIC on [Redacted] stated Final Inspection required and Re-baselined on [Redacted] same date CD V3 was issued and where the fee was disclosed (Disclosed on time within the 3 day window). AMC is using date of appraisal and should using date [Redacted] received the appraisal/invoice.

Reviewer Comment (2025-06-19): [Redacted] received rebuttal. However, the Appraisal re-inspection added on CD dated [Redacted] for $[Redacted] the COC provided is not within three days of the Appraisal report dated [Redacted] (The timing is from when the appraisal was received by the lender to when the new fee was disclosed to the borrower.  This timing should be three days or less. ). We require evidence when did the lender became aware about requirement of Appraisal re-inspection or else provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.  Also, we would require Re-inspection report as a supporting document in order to clear the exception.

Buyer Comment (2025-06-18): Do not Concur. [Redacted] received the appraisal/invoice [Redacted]. Valid CIC same day. Final ispection was required per appraisal.
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519927		3158549491		33640368			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-12): Sufficient Cure Provided At Closing		06/12/2025		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519928		3158549492		33654711			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more tha[Redacted]business days after the application date of [Redacted] The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519929		3158549493		33670319			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than [Redacted] business days after the application date of [Redacted].				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do not concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519930		3158549496		33643773			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.				Reviewer Comment (2025-06-17): proof of disclosure delivery received Buyer Comment (2025-06-17): Do Not Concur. The list of Homeownership Counseling Agencies was included in the Application package, see provided docs.	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519930	3158549496	33643774	Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Aggregate Payment Disclosure Not Provided)	New York High-Cost Loan: Borrower not provided with Aggregate Monthly Payment Disclosure statement.	Waterfall finding due to loan testing as a NY High-Cost Loan.	Reviewer Comment (2025-06-18): documentation received showing loan is not state high cost

Buyer Comment (2025-06-18): Do Not Concur.  Please see the QM and undiscounted rate history info as well as the latest high cost test results.

Reviewer Comment (2025-06-17): This is a waterfall condition.  Please see the Points ad Fees condition.  We are missing the undiscounted rate price in points.  Additionally, the seller paid attorney fee of $[Redacted], which was also paid by the borrower to the same Attorney fee,  Will need purpose of seller paid fee of $[Redacted] to determine if it can be excluded from high cost points and fees calc.

Buyer Comment (2025-06-17): Please see High Cost Test Results provided and advise, this loan looks like it stayed within the [Redacted]% fee tolerance and does not appear to be a High Cost Loan.
																		06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No obvious cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519930		3158549496		33643775			Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Consumer Caution and Home Ownership Counseling Notice Not Provided)	New York High-Cost Loan: Borrower not provided with Consumer Caution and Home Ownership Counseling Notice.	Waterfall finding due to loan testing as a NY High-Cost Loan.				Reviewer Comment (2025-06-18): documentation received showing loan is not state high cost	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No obvious cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519930		3158549496		33643776			Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Counseling Disclosure Not Provided)	New York High-Cost Loan: Counseling Disclosure not provided to borrower.	Waterfall finding due to loan testing as a NY High-Cost Loan.				Reviewer Comment (2025-06-18): documentation received showing loan is not state high cost	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No obvious cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519930		3158549496		33643777			Compliance	Compliance	State Compliance	State Defect	(State High Cost Provision) New York High-Cost Loan (Escrow Not Established)	New York High-Cost Loan: Escrow account not established for the collection of property taxes and insurance. (Note: This requirement does not apply to a subordinate lien when the taxes and insurance are escrowed through another home loan. It also does not apply if the borrower can demonstrate a record of [Redacted] months of timely payments of taxes and insurance on a previous home loan.)	Waterfall finding due to loan testing as a NY High-Cost Loan.				Reviewer Comment (2025-06-18): documentation received showing loan is not state high cost	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519930		3158549496		33643778			Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (High Cost Legend Not on Mortgage)	New York High-Cost Loan: Mortgage does not contain legend advising loan is high-cost.	Waterfall finding due to loan testing as a NY High-Cost Loan.				Reviewer Comment (2025-06-18): documentation received showing loan is not state high cost	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519930		3158549496		33643779			Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Shop Around Notice Not on Loan Application)	New York High-Cost Loan: Mandatory "Shop Around" Notice not included on loan application to applicant.	Waterfall finding due to loan testing as a NY High-Cost Loan.				Reviewer Comment (2025-06-18): documentation received showing loan is not state high cost	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No obvious cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519930		3158549496		33643780			Compliance	Compliance	State Compliance	State Defect	(State High Cost Disclosure) New York High-Cost Loan (Disclosure of Taxes and Insurance Not Provided)	New York High-Cost Loan: Disclosure of Taxes and Insurance not provided to borrower.	Waterfall finding due to loan testing as a NY High-Cost Loan.				Reviewer Comment (2025-06-18): documentation received showing loan is not state high cost	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519930	3158549496	33643781	Compliance	Compliance	State Compliance	State Defect	(State High Cost) New York High-Cost Loan (Points and Fees)	New York Anti-Predatory Lending Statute: Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Total Loan Amount. Points and Fees total $[Redacted]on a Total Loan Amount of $[Redacted]vs. an allowable total of $[Redacted](an overage of $[Redacted]or .[Redacted]%). Non-Compliant High Cost Loan.	We are missing the undiscounted rate price in points. Additionally, the seller paid attorney fee of $[Redacted], which was also paid by the borrower to the same Attorney fee, Will need purpose of seller paid fee of $[Redacted]to determine if it can be excluded from high cost points and fees calc.	Reviewer Comment (2025-06-18): documentation received showing loan is not state high cost Buyer Comment (2025-06-18): Do Not Concur. Please see the QM and undiscounted rate history info as well as the latest high cost test results. The attorney fees in question are the fees for the COOP's legal associated with our borrower obtaining the COOP, lease, and shares in the building, these fees would be incurred even if no mortgage was involved and was a cash sale.	06/18/2025	1	C	A	C	A	C	A	C	A	C	A	NY	Primary	Purchase	Within 30 days of closing, provide: (1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing (must be in transit with courier); (3) Assuming option (b) is selected, proof of cure for each of the prohibited practice violations noted.

(Limited Use Bona Fide Errors - Compliance and Client Approval Required)   Within 60 days of discovery, provide:
																																				(1) Legal opinion from originating lender with loan-specific details on how a high-cost loan was made despite procedures to prevent and confirms (i) the failure constitutes a bona fide error for the jurisdiction in which the property is located, and (ii) that the lender has not received any notice from the borrower of the failure; (2) procedures or explanation of controls in place to prevent such errors; (3) client written approval accepting use of the bona fide error cure; (4) signed borrower choice letter to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (5) If option 4(a) is selected, copy of refund check and proof of mailing; (6) If option 4(b) is selected, proof of cure for each of the prohibited practice violations. Note, a cure may not be accepted if the seller/lender has certified a fix has been made to their system and the same issue continues to occur after the fix has been put into place.	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519930		3158549496		33643783			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Processing fee was previously disclosed to the borrower on the Loan estimate as $[Redacted]but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-20): [Redacted] received COC dated [Redacted] for change in program. Buyer Comment (2025-06-18): Do Not Concur. The processing fee changed when the product changed and was disclosed timely on CDv2	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519931		3158549498		33678390			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	File is missing a copy of Insurance Verification for REO property [Redacted].				Reviewer Comment (2025-06-20): property is vacant land, no insurance is required. Buyer Comment (2025-06-20): This property is vacant land	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519931		3158549498		33678396			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated DTI exceeds guideline. Approval in file included a condition for documentation to support that [Redacted] auto loan payment was being paid by another party; however, no documentation was found in file and inclusion of the debt increases DTI over guide.				Reviewer Comment (2025-06-24): proof of liability paid by borrower business has been received Buyer Comment (2025-06-24): business pays Buyer Comment (2025-06-24): This is a business auto paid for by business	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519931		3158549498		33678503			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the DTI over guidelines.				Reviewer Comment (2025-06-24): proof of liability paid by borrower business has been received Buyer Comment (2025-06-24): business pays Reviewer Comment (2025-06-20): this finding is a waterfall finding due to the DTI calc currently exceeding the guidelines. once the DTI calc issue is resolved, this finding will also be resolved. Buyer Comment (2025-06-20): Please see attached Undiscounted screen and reg test	06/24/2025			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519931		3158549498		33678504			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Calculated DTI exceeds guideline. Approval in file included a condition for documentation to support that [Redacted] auto loan payment was being paid by another party; however, no documentation was found in file and inclusion of the debt increases DTI over guide.				Reviewer Comment (2025-06-24): proof of liability paid by borrower business has been received Buyer Comment (2025-06-24): business pays auto	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519931		3158549498		33678505			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the DTI over guidelines.				Reviewer Comment (2025-06-24): proof of liability paid by borrower business has been received Buyer Comment (2025-06-24): business pays auto	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519931		3158549498		33678508			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-23): [Redacted]: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-06-20): Do not Concur. Section E tolerance violation already cured at closing	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519931		3158549498		33678509			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-23): [Redacted] received system snip with additional information for a valid Changed circumstance. Buyer Comment (2025-06-20): Do not Concur. [Redacted] received appraisa/invoice [Redacted]. Final inspection required. Valid CIC and LEv8 disclosed timely [Redacted]	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519931		3158549498		33721126			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-23): Sufficient Cure Provided At Closing		06/23/2025		1		A		A		A		A		A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519932		3158549499		33676211			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Missing required FACTA Disclosure(s).				Reviewer Comment (2025-06-17): FACTA disclosure received Buyer Comment (2025-06-17): Do not Concur. Please see attached FACTAs	06/17/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519933		3158549501		33649111			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted]points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Universal Product Exception Form in file, exception approved with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519933		3158549501		33655140			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income Calculation. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted]points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Universal Product Exception Form in file, exception approved with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519934	3158549502	33673355	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Second Appraisal Fee was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted] with no cure provided to the borrower. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2025-06-26): [Redacted] received conversation log for adding the fee.

Buyer Comment (2025-06-24): Please see additional CIC info for the second appraisal fee added to the LEv7

Reviewer Comment (2025-06-23): [Redacted] received COC dated [Redacted], however second appraisal fee added on [Redacted]. A valid COC with sufficient information for LE dated [Redacted] or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-06-20): Do Not Concur.  The customer requested more cash out on this refi and a second appraisal was needed to justify, CIC for increased loan amount, the appraiser charged $[Redacted] for what he deemed as a complex property on the invoice.
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Second Home	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519934		3158549502		33677927			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Cash out. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has owned the subject property for at least [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Universal Product Exception Form in file, exception approved with comp factors.			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		CT	Second Home	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519935	3158549503	33650031	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test - Regular Transaction	TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of [Redacted]% compared to the actual APR at consummation of [Redacted]% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	Initial Closing Disclosure received at least ([Redacted]) days prior to closing dated [Redacted] disclosed an inaccurate APR of [Redacted]% compared to the actual APR at consummation of [Redacted]% and a revised CD disclosing an accurate APR was not received by borrower at least [Redacted] business days prior to consummation.	Reviewer Comment (2025-06-18): proof of CD delivery to borrower received

Buyer Comment (2025-06-18): Do Not Concur.  Please see system snip showing electronic receipt of closing disclosure(s), the CD was received [Redacted] days prior to closing.

Reviewer Comment (2025-06-17): [Redacted](f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation.  If the APR disclosed on the initial CD becomes inaccurate as defined under [Redacted], revised disclosures with an accurate APR must be disclosed and a new [Redacted]-day waiting period prior to consummation provided.  The APR on the most recent CD received [Redacted] days prior to consummation ([Redacted]%) changed more than the [Redacted]%(regular transaction) threshold compared to the actual/calculated APR at consummation ([Redacted]%) and a revised disclosure with accurate APR was not received by the consumer at least [Redacted] business days prior to consummation.

There is a [Redacted] CD in file with a disclosed APR of [Redacted]% which is within tolerance of accuracy and would clear exception if there is evidence [Redacted] CD was received at least [Redacted] business days prior to consummation.
																		06/18/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519935		3158549503		33650032			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on[Redacted] contains a change in APR; however, due to borrower missing signature and date unable to determine if disclosure was received by borrower at least [Redacted] business days prior to consummation.				Reviewer Comment (2025-06-18): proof of CD delivery to borrower received Buyer Comment (2025-06-18): Do Not Concur. Please see system snip showing electronic receipt of closing disclosure(s), the CD was received [Redacted] days prior to closing.	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519935		3158549503		33650034			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[Redacted]on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-19): [Redacted] receiverd a valid COC. Buyer Comment (2025-06-18): Do Not Concur. Discount points increased due to product change, pls see valid CICs and CDv3 disclosed timely.	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519935	3158549503	33650069	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount below the minimum for non-agency. Exception approved, with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than  [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted].

Borrower has worked in the same position for more than  [Redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted].

														The representative FICO score exceeds the guideline minimum by at least [Redacted]points.	Exception approved, with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Exception approved, with comp factors			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519935	3158549503	33655854	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG Decline. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than  [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted].

Borrower has worked in the same position for more than  [Redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted].

														The representative FICO score exceeds the guideline minimum by at least [Redacted]points.	Exception approved, with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-17): Exception approved, with comp factors			06/17/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519937		3158549513		33656631			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519939		3158549519		33650083			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519939		3158549519		33650084			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent and Other). Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519940		3158549520		33669773			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted]exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credits changed to $-[Redacted]on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file				Reviewer Comment (2025-06-19): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-06-18): Do not Concur. Expiration changed[Redacted] and valid CIC for loan amount [Redacted]. CDv3 disclosed timely same day	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519941		3158549522		33660731			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount below the minimum for non-agency. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted]points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-16): Exception approved, with comp factors.			06/16/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519943		3158549524		33675347			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to missing documentation verifying K-1 income used to qualify, resulting in a loan designation discrepancy.				Reviewer Comment (2025-06-18): sufficient income documentation and explanation received Buyer Comment (2025-06-18): LOX provided with docs	06/18/2025			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519943		3158549524		33675348			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - K-1 Less Than 25 Percent	General QM: Unable to verify current K-1 (Less than [Redacted]% Ownership) status using reasonably reliable third-party records.	Waterfall finding due to missing documentation verifying K-1 income used to qualify.				Reviewer Comment (2025-06-18): sufficient income documentation and explanation received Buyer Comment (2025-06-18): LOX provided w/docs	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519943	3158549524	33675349	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - K-1 Less Than 25 Percent	General QM: Unable to verify K-1 (Less than [Redacted]% Ownership) income using reasonably reliable third-party records.	Unable to verify K-1 (Less than [Redacted]% Ownership) income using reasonably reliable third-party records. Missing the [Redacted]K1 and most recent tax transcripts.	Reviewer Comment (2025-06-18): sufficient income documentation and explanation received

Buyer Comment (2025-06-18): The Underwriter commented that the K'1 for [Redacted]was not obtained because they are not provided until [Redacted] (as evidenced by the [Redacted]K'1 attached) , the [Redacted]year end paystub was provided to document the [Redacted]income .  the Underwriters notes are as follows: INCOME:
- General Comments: Both clients are doctors at major hospitals. [Redacted]
works for the largest hospital in [Redacted], [Redacted]. The way they pay their doctors is through a K1, not a W2, but they are not business owners. The percentage of ownership showing on there is [Redacted]
percent . Being advised from my RM to input this as manual income. I have included [Redacted]and [Redacted]K1 s ([Redacted] asked for [Redacted] years) as well as the final YTD paystub showing all earnings for her. [Redacted] doesnt issue K1 s until after mid-[Redacted] (which can be evidenced on the current K1 s in file, page [Redacted] heading) which is why I overdid it asking for all this info.

Other Income Explained ([Redacted]):
Customer is paid thru K1 but is not S/E, less than[Redacted] percent ownership.
Following workaround $[Redacted] dollar added to employment screen so VVOE can be completed.  [Redacted][Redacted]K1 average used for income calc,
$[Redacted]+$[Redacted]+$[Redacted]+$[Redacted]=$[Redacted]/[Redacted]-$[Redacted]=$$[Redacted]

																		06/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519943		3158549524		33675350			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.				Reviewer Comment (2025-06-19): [Redacted] Received COC dated [Redacted]. Buyer Comment (2025-06-18): Do not Concur. Expiration change, loan points, and loan amount CICs occurred [Redacted] and [Redacted] CDv2 disclosed timely [Redacted]	06/19/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519945		3158549527		33648028			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Reviewer Comment (2025-06-13): FACTA disclosure received Buyer Comment (2025-06-13): Please see attached FACTA	06/13/2025			1	B	A	B	A	B	A	B	A	B	A		PA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519945	3158549527	33654506	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Escalation Form in file for lender exception of loan amount less than guideline minimum due to PAG decline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted]points.

Borrower has been employed in the same industry for more than  [Redacted] years.

Borrower has verified disposable income of at least $[Redacted]

Borrower has worked in the same position for more than  [Redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted]months.

Borrowers made a down payment from their own funds on this purchase transaction of at least  [Redacted]% and $ [Redacted]

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-13): Exception approved, with comp factors.			06/13/2025	2	B	B	B	B	B	B	B	B	B	B		PA	Primary	Purchase		B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519945		3158549527		33654887			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-13): Sufficient Cure Provided At Closing		06/13/2025		1	A	A	A	A	A	A	A	A	A	A		PA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519946	3158549528	33641523	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].	Reviewer Comment (2025-06-25): [Redacted] received lender attestation on ID Verif. Cured at closing on discount points and the reduction towards the finance charge at closing and was under threshold.

Buyer Comment (2025-06-24): Please see attached Attestation for the ID verification fee

Reviewer Comment (2025-06-16): [Redacted] received lender screenprints and rebuttal that $[Redacted] loan discount was included in lender credit cure at closing on Final CD.  Total underdisclosure was $[Redacted] & the cure would still be short $[Redacted].  Of that the $[Redacted] verification fee, lender should provide lender attestation on purpose of fee and if the verification fee is for credit report checks and verification pre-closing the attestations should state that it does not include any charges for life of loan credit monitoring services.  If attestation confirms, then the remainder underdisclosure must be cured to borrower of $[Redacted].  Corrected CD, LOE to borrower, copy of cure refund of $[Redacted] and proof of mailing.

Reviewer Comment (2025-06-16): [Redacted] received lender screenprints and rebuttal that $[Redacted] loan discount was included in lender credit cure at closing on Final CD.  As this is a Material Disclosure violation [Redacted] also requires copy of the LOE to borrower which explains the material disclosure violation and the cure that was provided on the lender credit cure

Buyer Comment (2025-06-16): Do not Concur. Loan Discount points of $[Redacted] was already cured at closing. Also the ID verification fee $[Redacted] Per legal: The ID Verification fee is paid to DataVerify, it's the DV reports we pull for fraud prevention. This fee falls under the credit report and should not be included as a prepaid fee.
																		06/25/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519946	3158549528	33641524	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].	Reviewer Comment (2025-06-25): [Redacted] received lender attestation on ID Verif. Cured at closing on discount points and the reduction towards the finance charge at closing and was under threshold.

Buyer Comment (2025-06-24): Please see attached Attestation for the ID verification fee

Reviewer Comment (2025-06-16): [Redacted] received lender screenprints and rebuttal that $[Redacted] loan discount was included in lender credit cure at closing on Final CD.  Total underdisclosure was $[Redacted] & the cure would still be short $[Redacted].  Of that the $[Redacted] verification fee, lender should provide lender attestation on purpose of fee and if the verification fee is for credit report checks and verification pre-closing the attestations should state that it does not include any charges for life of loan credit monitoring services.  If attestation confirms, then the remainder underdisclosure must be cured to borrower of $[Redacted].  Corrected CD, LOE to borrower, copy of cure refund of $[Redacted] and proof of mailing.

Buyer Comment (2025-06-16): Do not Concur. Loan Discount points of $[Redacted] was already cured at closing. Also the ID verification fee $[Redacted] Per legal: The ID Verification fee is paid to DataVerify, it's the DV reports we pull for fraud prevention. This fee falls under the credit report and should not be included as a prepaid fee.
																		06/25/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519946		3158549528		33641525			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date [Redacted]. The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering application date.				Reviewer Comment (2025-06-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/13/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519946		3158549528		33641526			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-12): Sufficient Cure Provided At Closing		06/12/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519946		3158549528		33641722			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding related to the initial Loan Estimate was issued on [Redacted], which is more than 3 business days after the application date [Redacted]. The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering application date.				Reviewer Comment (2025-06-13): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-13): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/13/2025			1	B	A	B	A	B	A	B	A	B	A		NY	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519947		3158549529		33654223			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than[Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-17): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519948		3158549530		33649270			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the Commitment in file.				Reviewer Comment (2025-06-24): final title policy received Buyer Comment (2025-06-24): Final Title Policy Provided	06/24/2025			1	B	A	B	A	B	A	B	A	B	A		OH	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519948		3158549530		33649306			Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender				Reviewer Comment (2025-06-16): State disclosures not applicable as lender is a national bank			06/16/2025	2	B	B	B	B	B	B	B	B	B	B		OH	Primary	Purchase		C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519948		3158549530		33649308			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test - Regular Transaction	TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of [Redacted]% compared to the actual APR at consummation of [Redacted]% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	[Redacted](f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under [Redacted], revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation ([Redacted]%) changed more than the [Redacted]%(regular transaction) threshold compared to the actual/calculated APR at consummation ([Redacted]%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.				Reviewer Comment (2025-06-17): proof of CD delivery to borrower in timely manner has been received Buyer Comment (2025-06-17): Do not Concur. Loan closed with the APR of [Redacted] which changed on CDv2. This CD was sent via [Redacted] [Redacted] (3 days before closing). Note CDv3 is an agency CD which is not sent to the customer.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519948		3158549530		33649310			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2025-06-17): proof of CD delivery to borrower in timely manner has been received Buyer Comment (2025-06-17): Do not Concur. Loan closed with the APR of [Redacted] which changed on CDv2. This CD was sent via [Redacted] [Redacted] (3 days before closing). Note CDv3 is an agency CD which is not sent to the customer.	06/17/2025			1	C	A	C	A	C	A	C	A	C	A		OH	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519949		3158549531		33648133			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Reviewer Comment (2025-06-16): FACTA disclosure received Buyer Comment (2025-06-16): Do not Concur. Please see attached FACTA	06/16/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519950		3158549533		33650141			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraised value was $[Redacted], with no site/land value indicated. Based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-06-16): RCE information received Buyer Comment (2025-06-16): Loan is a [Redacted] to [Redacted] Refi- per screenshot Full Replacement Cost in place	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519950		3158549533		33650158			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Tax Certificate was not provided in the file for property located at [Redacted].				Reviewer Comment (2025-06-16): REO documentation received Buyer Comment (2025-06-16): tax cert attached	06/16/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519951		3158549534		33678527			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $[Redacted]is less than the note amount of $[Redacted]based on the Commitment in file.				Reviewer Comment (2025-06-23): title policy received Buyer Comment (2025-06-23): Final Title Policy provided	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Refinance - Rate/Term		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519952		3158549535		33665789			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted] The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-18): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-18): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/18/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519952		3158549535		33665791			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-16): Sufficient Cure Provided At Closing		06/16/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519952		3158549535		33671272			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.					Reviewer Comment (2025-06-18): FACTA disclosure received Buyer Comment (2025-06-18): Do not Concur. Please see attached Facta	06/18/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519953	3158549536	33717140	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception of DTI moderately exceeds the guideline guideline maximum of [Redacted]%. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted]

Borrower has worked in the same position for more than  [Redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted]months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Universal Product Exception Form in file, exception approved with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519953	3158549536	33717151	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Waterfall finding due to lender exception of DTI moderately exceeding the guideline maximum of [Redacted]%.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $ [Redacted]

Borrower has worked in the same position for more than  [Redacted]years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least  [Redacted]months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least  [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Universal Product Exception Form in file, exception approved with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519954	3158549538	33696572	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test - Regular Transaction	TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of [Redacted]% compared to the actual APR at consummation of [Redacted]% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of [Redacted]% compared to the actual APR at consummation of [Redacted]% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	Reviewer Comment (2025-06-24): verification of interim CD receipt by borrower has been received

Reviewer Comment (2025-06-23): [Redacted](f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation.  If the APR disclosed on the initial CD becomes inaccurate as defined under [Redacted], revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided.  The APR on the most recent CD received 3 days prior to consummation ([Redacted]%) changed more than the [Redacted]%(regular transaction) regulation failure will tell you if transaction is regular or irregular) threshold compared to the actual/calculated APR at consummation ([Redacted]%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.

There is a [Redacted] CD in file with an disclosed APR of [Redacted]% which is within tolerance of accuracy and would clear exception if there is evidence [Redacted] CD was received at least 3 business days prior to consummation.
																		06/24/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519954		3158549538		33696573			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation				Reviewer Comment (2025-06-24): verification of interim CD receipt by borrower has been received Buyer Comment (2025-06-24): Do Not Concur. Please see the electronic receipt history for the closing disclosures. The customer received the CD on the [Redacted] which is three days prior to closing.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519954	3158549538	33696574	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender credit of $[Redacted] was initially disclosed to the borrower; however, the credit on the final CD was only $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-06-26): [Redacted] received valid COC documents

Buyer Comment (2025-06-25): Please see further information for CIC for the interest rate / pricing change which was disclosed on CDv3 on [Redacted].

Reviewer Comment (2025-06-25): [Redacted] received COC dated [Redacted], however term changed on [Redacted] CD and lender credit decreased on [Redacted]. Please provide valid COC document with sufficient information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-06-24): Do Not Concur.  The Loan Term changed on [Redacted], the Lender Credit was reduced at this time, the closing disclosure disclosed timely
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519954	3158549538	33696575	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Transfer Tax was not disclosed to the borrower on the initial Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-06-26): [Redacted] received valid COC documents

Buyer Comment (2025-06-25): Please see further information, CIC occurred when the sales contract was received, transfer taxes entered into the system, and LEv3 disclosed on [Redacted]

Reviewer Comment (2025-06-25): [Redacted] received COC dated [Redacted], however fee added on LE dated [Redacted]. A valid COC for addition of transfer tax on LE dated [Redacted] or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-06-24): Do Not Concur.  The sales contract for the property was received on [Redacted], a CIC for the property type changing happened on [Redacted] and the LE disclosed timely with the transfer taxes.
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519954		3158549538		33696622			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Note loan amount of $[Redacted] is less than Guideline minimum loan amount of $[Redacted].				Reviewer Comment (2025-06-25): note amount meets guidelines Buyer Comment (2025-06-25): Attached is the guideline article [Redacted] Reviewer Comment (2025-06-24): per applicable guidelines, fixed rate loan, minimum loan amount is $[Redacted], the ARM program has a minimum loan amount of $[Redacted]. this is a fixed rate loan. Buyer Comment (2025-06-24): Minimum loan amount on a [Redacted] [Redacted] yr fixed non agency is [Redacted] per policy	06/25/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519955		3158549540		33718818			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	The initial Loan Estimate was issued on [Redacted], which is more than [Redacted]business days after the application date [Redacted]. The property was not identified on [Redacted], however, no documentation is provided as evidence of date of receipt of required data triggering need for initial LE.				Reviewer Comment (2025-06-23): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-23): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the [Redacted]th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519956		3158549542		33723702			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Escalation Form in file for lender exception of DTI exceeding guideline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-24): Exception approved, with comp factors.			06/24/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519956		3158549542		33723703			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Escalation Form in file for lender exception of DTI exceeding guideline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-24): Exception approved, with comp factors.			06/24/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519958		3158549544		33691444			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than [Redacted]business days after the application date of [Redacted]. The property was not identified on[Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519958		3158549544		33691445			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519959		3158549545		33693371			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[Redacted]on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-23): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-06-20): Do not Concur. Expiration change and loan points cic occurred [Redacted]. LEv4 discloesd same day	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519963	3158549549	33683308	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The amount of Lender Credit changed on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.	Reviewer Comment (2025-06-26): [Redacted] received system snip with additional information for a valid Changed circumstance.

Buyer Comment (2025-06-24): Please see additional Pricing change CIC for lender credit decrease that was disclosed on [Redacted]

Reviewer Comment (2025-06-23): [Redacted] received COC dated [Redacted], however lender credit again decreased to $[Redacted] on CD dated [Redacted]. A valid Changed Circumstance with sufficient information or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2025-06-20): Do Not Concur.  The interest rate on the loan changed and this caused the premium pricing disclosed as a lender credit to change, CD v2 disclosed timely.
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519963		3158549549		33683309			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $[Redacted] due to increase of recording fee. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-23): [Redacted] received COC dated [Redacted] Buyer Comment (2025-06-20): Do Not Concur. The recording fee increased after a change in vesting occurred, pls see CIC, updated recording fee disclosed timely on CD v3	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519963		3158549549		33683310			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Transfer tax fee was added on the CD dated [Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-23): [Redacted] received COC dated [Redacted] Buyer Comment (2025-06-20): Do Not Concur. The transfer taxes increased when the vesting changed, pls see CIC and explanation notes, the updated transfer taxes disclosed timely on CD v3	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519963		3158549549		33695385			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Escalation Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has owned the subject property for at least [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-19): Exception approved, with comp factors.			06/19/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519963		3158549549		33695396			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Escalation Form in file for lender exceptions of DTI Ratio. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has owned the subject property for at least [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-19): Exception approved, with comp factors.			06/19/2025	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519963		3158549549		33708231			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Based on Note and Title transaction was a same lender refi and the H-9 form should have been used.				Reviewer Comment (2025-06-20): correct RTR form was utilized Buyer Comment (2025-06-20): Do not Concur. The original creditor field in MX was correctly entered as a [Redacted] affiliate which matched the Title schedule B. The rescindable amount is negative value. There were netting escrows on the [Redacted] payoff and the escrow balance on that lien was negative also. These negative amounts play a role in the MX system to why the H-8 form was selected.	06/20/2025			1	B	A	B	A	B	A	B	A	B	A		IL	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519966		3158549556		33709982			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three (3) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2025-06-23): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-23): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519968		3158549559		33727162			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-23): Sufficient Cure Provided At Closing		06/23/2025		1	A	A	A	A	A	A	A	A	A	A		CT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519968		3158549559		33727163			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-23): Sufficient Cure Provided At Closing		06/23/2025		1	A	A	A	A	A	A	A	A	A	A		CT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519969		3158549560		33693401			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted]exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credits changed to $[Redacted]on the Closing Disclosure dated[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-23): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-06-20): Do not Concur. Valid CICs for loan amount, loan points, and interest rate [Redacted]. LE disclosed timely same day	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519969		3158549560		33693402			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted]exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Loan Discount Points changed to $[Redacted]on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-23): [Redacted] received COC dated 0[Redacted]and [Redacted]. Buyer Comment (2025-06-20): Do not Concur. Valid CICs for property type, appraised value, and loan points occurred [Redacted]. LEv11 disclosed timely [Redacted]. Loan discount points decreased at closing.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519971	3158549564	33716077	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	The Lender Credit fee changed to $-[Redacted] on the Closing Disclsoure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-06-25): valid and timely COC information with loan amount change, along with explanation for the fee restructure

Buyer Comment (2025-06-25): Do not Concur. The loan amount is a valid reason for changes in loan discount points and premium pricing. When the loan amount changes, it can affect the pricing structure, including discount points and premiums, because these are often calculated as a percentage of the loan amount. Therefore, if the loan amount is adjusted, it may necessitate a reevaluation of the associated costs and pricing terms. Valid CICs attached and LEv4 was timely

Reviewer Comment (2025-06-25): [Redacted] received COC dated [Redacted], however the change was not proportionate to the loan amount change.  Though an LTV may change, the information did not state that there was a pricing/product/program change. Please provide additional sufficient information or cure is required.

Buyer Comment (2025-06-24): Do not Concur. Valid CIC for loan amount [Redacted]. CDv4 disclosed timely next day
																		06/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519972		3158549565		33719956			Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	-	VVOE dated within 10 business days of Note is missing from file.				Reviewer Comment (2025-06-27): acceptable VVOE documentation received Buyer Comment (2025-06-27): Independent verification attached Buyer Comment (2025-06-27): Please find the email VVOE - the employer would not confirm employment over the phone and would only do it via email - the email correspondence is between [Redacted] VVOE team and employer 10 days PTF	06/27/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519972		3158549565		33719957			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	VVOE dated within 10 business days of Note is missing from file.				Reviewer Comment (2025-06-27): 223519972 Buyer Comment (2025-06-27): sent on the credit exception	06/27/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519972		3158549565		33719991			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing borrower1 verification of employment, resulting in a loan designation discrepancy.				Reviewer Comment (2025-06-27): acceptable VVOE documentation received Buyer Comment (2025-06-27): sent the VVOE	06/27/2025			1	B	A	C	A	B	A	C	A	B	A		CT	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519972		3158549565		33719992			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing VVOE for the borrower.				Reviewer Comment (2025-06-27): acceptable VVOE documentation received Buyer Comment (2025-06-27): sent the VVOE	06/27/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519972		3158549565		33719993			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		VVOE dated within 10 business days of Note is missing from file.				Reviewer Comment (2025-06-27): acceptable VVOE documentation received Buyer Comment (2025-06-27): VVOE has been uploaded	06/27/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519972		3158549565		33720015			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing VVOE for the borrower.				Reviewer Comment (2025-06-27): acceptable VVOE documentation received Buyer Comment (2025-06-27): VVOE uploaded	06/27/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519974		3158549569		33693873			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519974		3158549569		33693876			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Processing fees changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-23): [Redacted] received valid COC dated [Redacted] Buyer Comment (2025-06-20): Do not Concur. Valid CIC for property type change [Redacted]. LEv4 disclosed timely [Redacted]	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519975		3158549571		33715331			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-06-24): Field Review supporting the appriased value has been received Buyer Comment (2025-06-24): See attached Appraisal Desk Review.	06/24/2025			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519975		3158549571		33726588			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-23): Sufficient Cure Provided At Closing		06/23/2025		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519975		3158549571		33726589			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-23): Sufficient Cure Provided At Closing		06/23/2025		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519978		3158549578		33693243			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than[Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519980		3158549580		33713647			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-24): [Redacted] received a valid COC. Buyer Comment (2025-06-23): Do not Concur. Valid CICs for loan amount and loan points occurred on [Redacted] where premium pricing fell off. CDv2 disclosed timely. Then at closing customer received -[Redacted]. No CIC required	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519980	3158549580	33713648	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection Fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for the fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-06-25): Valid COC received for this fee change

Buyer Comment (2025-06-24): Do not Concur. As already sent on frist dispute-Chase received appraisal/invoice on [Redacted]. Valid CIC and LV3 disclosed timely [Redacted]. This is within 3 days. [Redacted] is using the date of the appraisal and should not be. [Redacted] didn't receive the appraisal/invoice until [Redacted]

Reviewer Comment (2025-06-24): [Redacted] received rebuttal. However, the Appraisal re-inspection added on LE dated [Redacted] for $[Redacted] the COC provided is not within three days of the Appraisal report dated [Redacted] (The timing is from when the appraisal was received by the lender to when the new fee was disclosed to the borrower.  This timing should be three days or less. ). We require evidence when did the lender became aware about requirement of Appraisal re-inspection or else provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing. Also, provide 1004D as a supporting document.

Buyer Comment (2025-06-23): [Redacted]Do not Concur. [Redacted] received appraisal/invoice on [Redacted]. Valid CIC and LV3 disclosed timely [Redacted]
																		06/25/2025			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519981		3158549581		33696571			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2025-06-18): Sufficient Cure Provided At Closing		06/18/2025		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519982		3158549582		33713274			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Waterfall finding related to Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-24): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-24): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the appraisal disclosure was issued timely.	06/24/2025			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519982		3158549582		33713275			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	The initial CD is not signed/dated to evidence receipt and there is no other evidence of receipt in the loan file. The presumed receipt date would not have been at least 3 business days prior to closing.				Reviewer Comment (2025-06-24): proof of e-delivery of interim CD received Buyer Comment (2025-06-24): Do Not Concur. Please see the electronic CD viewing history, the CD was received within three days of issue and three days prior to closing.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519982		3158549582		33713276			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted] which was more than 3 business days after the application date of [Redacted]. The property was not identified [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-24): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-24): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519982		3158549582		33725780			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Exception approved, with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519983		3158549584		33718268			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted] however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-24): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-24): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the 6th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519983	3158549584	33718269	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Final Inspection was not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for disclosure of new fee and no evidence of tolerance cure provided.	Reviewer Comment (2025-06-26): valid and timely COC information received for the appraisal re-inspection fee change

Buyer Comment (2025-06-26): Do not Concur. Inspection Fee was not added on CD dated [Redacted]. [Redacted] received appraisal/invoice [Redacted]. Same day valid CIC and CDv3 disclosed timely.

Reviewer Comment (2025-06-26): [Redacted] received COC dated [Redacted] but the fee was added on CD dated [Redacted]. Please provide correct COC for CD dated [Redacted].

Buyer Comment (2025-06-24): Do Not Concur.  A 1004 Final Inspection was ordered on [Redacted] due to determining this was a new construction, see CIC, the final inspection disclosed timely on [Redacted]
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519984		3158549585		33704886			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2025-06-23): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-23): Do Not Concur. Loan was an HBA (Homebuyer Advantage Program) and once the property address (completing the [Redacted]th piece of TRID data) was received after the customer found the home they intended to purchase, the Initial LE was issued timely.	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519984		3158549585		33714994			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Universal Product Exception Form in file for lender exception for [Redacted] region maximum loan size is $[Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted]years. Borrower has verified disposable income of at least $ [Redacted] Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted]	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-20): Exception approved, with comp factors.			06/20/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519985		3158549587		33708209			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	HOA Verification document is missing to verify expenses.				Reviewer Comment (2025-06-24): proof of HOA fee received Buyer Comment (2025-06-24): hoa printout Buyer Comment (2025-06-24): hoa payments	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519985		3158549587		33708268			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan Amount. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-20): Exception approved, with comp factors.			06/20/2025	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519985		3158549587		33717301			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exception to the maximum DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Exception approved, with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519985		3158549587		33717321			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception to the maximum DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Exception approved, with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		MN	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519986	3158549590	33707042	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test - Regular Transaction	TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of [Redacted]% compared to the actual APR at consummation of [Redacted]% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	Reviewer Comment (2025-06-23): proof of interim CD delivery 3+ days prior to closing has been received

Reviewer Comment (2025-06-20): [Redacted](f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation.  If the APR disclosed on the initial CD becomes inaccurate as defined under [Redacted], revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided.  The APR on the most recent CD received 3 days prior to consummation ([Redacted]%) changed more than the [Redacted]%(regular transaction) threshold compared to the actual/calculated APR at consummation ([Redacted]%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.

There is a [Redacted] CD in file with an disclosed APR of [Redacted]% which is within tolerance of accuracy and would clear exception if there is evidence [Redacted] CD was received at least 3 business days prior to consummation.)
																		06/23/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519986		3158549590		33707043			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation					Reviewer Comment (2025-06-23): proof of interim CD delivery 3+ days prior to closing has been received Buyer Comment (2025-06-23): Do Not Concur. Please see dates for electronic receipt of closing disclosures within three days of issue	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519986		3158549590		33707045			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-24): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-06-23): Do Not Concur. The cure of $[Redacted] is sufficient to cure the increase in the transfer taxes.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519986		3158549590		33707075			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted] and based on hazard insurance coverage of $[Redacted], plus extended coverage of $[Redacted], for total coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-06-24): verification that the HOI coverage is [Redacted]% replacement cost coverage has been received Buyer Comment (2025-06-24): RCC Provided	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519986		3158549590		33729763			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-24): Sufficient Cure Provided At Closing		06/24/2025		1		A		A		A		A		A		MD	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519987		3158549591		33707722			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], based on hazard insurance coverage of $[Redacted]plus $[Redacted]in extended coverage, the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-06-23): proof of [Redacted]% replacement cost coverage has been received Buyer Comment (2025-06-23): RCC Sufficient Coverage	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519987		3158549591		33707772			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2025-06-23): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-23): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property[Redacted]	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519989		3158549595		33713935			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection Fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-26): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-06-24): Do not Concur. [Redacted] received the appraisal/invoice on [Redacted]. Valid CIC same day. CDv2 disclosed timely [Redacted]. Final inspection was required per appraisal.	06/26/2025			1	C	A	C	A	C	A	C	A	C	A		OK	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519990		3158549596		33693485			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than[Redacted]business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-20): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-20): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519990		3158549596		33706898			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing valid verifications of employment for borrower (self-employment) and co-borrower (employed by borrower's business).				Reviewer Comment (2025-06-20): verification of employment for both borrowers has been received Buyer Comment (2025-06-20): Google Verification Provided per VOE	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519990		3158549596		33706903			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing valid verification of employment for self-employment income used to qualify.				Reviewer Comment (2025-06-20): verification of employment for both borrowers has been received Buyer Comment (2025-06-20): Google verification provided per VOE	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519990		3158549596		33706911			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing valid verification of employment for salaried income from borrower's business used to qualify.				Reviewer Comment (2025-06-20): verification of employment for both borrowers has been received Buyer Comment (2025-06-20): Google verification provided per VOE	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519990		3158549596		33706942			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to missing valid verifications of employment for borrower (self-employment) and co-borrower (employed by borrower's business), resulting in a loan designation discrepancy.				Reviewer Comment (2025-06-20): verification of employment for both borrowers has been received	06/20/2025			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519990		3158549596		33706943			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - S-Corp	General QM: Unable to verify current S-Corp status using reasonably reliable third-party records.	Waterfall finding due to missing valid verification of employment for borrower (self-employment).				Reviewer Comment (2025-06-20): verification of employment for both borrowers has been received	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519990		3158549596		33706944			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing valid verifications of employment for borrower (self-employment) and co-borrower (employed by borrower's business).				Reviewer Comment (2025-06-20): verification of employment for both borrowers has been received	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519990		3158549596		33706945			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing valid verifications of employment for borrower (self-employment) and co-borrower (employed by borrower's business).				Reviewer Comment (2025-06-20): verification of employment for both borrowers has been received	06/20/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519992		3158549601		33714581			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-20): Sufficient Cure Provided At Closing		06/20/2025		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519994		3158549606		33718964			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-06-25): HOI coverage is sufficient, 100% RCC received Buyer Comment (2025-06-25): [Redacted] to [Redacted] REFI- per procedures MSP screenshots can be used	06/25/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519994		3158549606		33719203			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The total fees subject to [Redacted]% tolerance changed to $[Redacted] on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee changes, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-27): Valid COC with timely updated CD sent to borrower for loan amount fee changes Buyer Comment (2025-06-26): Do not Concur. Valid CIC for loan amount occurred [Redacted]. CDv2 disclosed timely [Redacted]	06/27/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519996		3158549609		33715976			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $ [Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Universal Product Exception Form in file, exception approved with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519996		3158549609		33715987			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of [Redacted]% exceeds Guideline total debt ratio of [Redacted]%.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted] Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted]months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $ [Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Universal Product Exception Form in file, exception approved with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519997		3158549612		33718456			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing HOA documenation for property located at [Redacted].				Reviewer Comment (2025-06-26): proof of HOA dues received Buyer Comment (2025-06-26): Attached shows the condo hoa that matches the HOA-$[Redacted] taken from [Redacted] statement	06/26/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223519997	3158549612	33718481	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	The disclosed Amount Financed in the amount of $[Redacted] is over disclosed by $[Redacted] compared to the calculated Amount Financed of $[Redacted].	Reviewer Comment (2025-06-27): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-06-27): Please see PCCD and Refund that was sent to the customer

Reviewer Comment (2025-06-25): [Redacted] reviews to SFA guidelines which are tied to regulations. In this case 1026.4(c)(7) states excludable fees are (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes. (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents. (iii) Notary and credit-report fees. (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations. (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge. Based on the preceding citation the Delivery fees and the Title - Archive fee would be tested as a finance charges.  Please provide a cure for the finance charge in the amount of $[Redacted].

Buyer Comment (2025-06-24): Attestation

Buyer Comment (2025-06-24): Do not Concur. AMC is including the Title-Archive Fee $[Redacted] and Title-Overnight Delivery Fee $[Redacted] as prepaid fees. Per title: It is their Escrow Archive Fee and their Escrow Overnight Delivery Fee. They are fees that are subtracted from the Buyers funds at closing, to pay to escrow at closing. Also. please see attached Attestation for the ID verification fee that should not be included either.
																			06/27/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519997	3158549612	33718482	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted].	Reviewer Comment (2025-06-27): PCCD, refund check, LOX, and proof of mailing has been received

Buyer Comment (2025-06-27): Please see PCCD and Refund that was sent to the customer

Reviewer Comment (2025-06-25): [Redacted] reviews to SFA guidelines which are tied to regulations. In this case 1026.4(c)(7) states excludable fees are (i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes. (ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents. (iii) Notary and credit-report fees. (iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations. (v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge. Based on the preceding citation the Delivery fees and the Title - Archive fee would be tested as a finance charges.  Please provide a cure for the finance charge in the amount of $[Redacted].

Buyer Comment (2025-06-24): Attestation

Buyer Comment (2025-06-24): Do not Concur. AMC is including the Title-Archive Fee $[Redacted] and Title-Overnight Delivery Fee $[Redacted] as prepaid fees. Per title: It is their Escrow Archive Fee and their Escrow Overnight Delivery Fee. They are fees that are subtracted from the Buyers funds at closing, to pay to escrow at closing. Also. please see attached Attestation for the ID verification fee that should not be included either.
																			06/27/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223519998		3158549615		33714052			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2025-06-25): CDA supporting the appraised value has been received Buyer Comment (2025-06-25): see attached	06/25/2025			1	D	A	D	A	D	A	D	A	D	A		MI	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520000		3158549622		33710536			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on[Redacted], which was more than [Redacted]business days after the application date of[Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-23): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-23): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/23/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520000		3158549622		33710538			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted]on the initial Loan Estimate but disclosed as $[Redacted]on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.				Reviewer Comment (2025-06-24): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-06-23): Do not Concur. Valid CIC for property type occured [Redacted]. CDv2 disclosed timely [Redacted]	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520001		3158549623		33703056			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-19): Sufficient Cure Provided At Closing		06/19/2025		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520002		3158549624		33710187			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection fee changed to $[Redacted]on the Closing Disclosure dated [Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-24): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-06-23): Do Not Concur. The appraisal fee was originally disclosed on LEv1 as $[Redacted], this is a refinance and it was determined that the original appraisal could be used but it needed an update so the fee was lowered to the $[Redacted]for an appraisal update instead of needing the full appraisal as was first disclosed.	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		MA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520004		3158549626		33715650			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exception of DTI, rental income is not being used for the [Redacted] property and if sold or rented, the DTI will normalize. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted]. Borrower has worked in the same position for more than [Redacted]3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Exception approved, with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520004		3158549626		33717656			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception of DTI, rental income is not being used for the [Redacted] property and if sold or rented, the DTI will normalize. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $ [Redacted]. Borrower has worked in the same position for more than [Redacted]3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $ [Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Exception approved, with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520006		3158549629		33713904			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The ten percent fees changed to $[Redacted]on the final CD. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-24): [Redacted]: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-06-23): Do not Concur. Tolerance violation already cured at closing in the amount of $[Redacted]	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520006		3158549629		33713905			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	The Loan Discount Points was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change. The cure provided at closing ($[Redacted]) is insufficient to resolve all tolerance violations.				Reviewer Comment (2025-06-24): [Redacted] received system snip with additional information for valid changed circumstance. Buyer Comment (2025-06-23): Do not Concur. Valid CICs for interest rate and loan points occurred [Redacted]. LEv6 disclosed timely next day	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520006		3158549629		33729155			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-24): Sufficient Cure Provided At Closing		06/24/2025		1		A		A		A		A		A		WA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520007		3158549631		33715267			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than 3 business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2025-06-24): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2025-06-24): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520008	3158549632	33715989	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Re-Inspection Fee was not previously disclosed to the borrower on the Loan estimate but it appeared on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.	Reviewer Comment (2025-06-26): Valid COC, and timing with explanation received for this fee change

Buyer Comment (2025-06-26): Do not Concur. AMC is using the date of the appraisal and should be using the date [Redacted] received the appraisal/Invoice. [Redacted] received the appraisal/invoice on [Redacted]. Valid CIC same day. CDv2 disclosed timely [Redacted]. Final inspection was required per appraisal.

Reviewer Comment (2025-06-25): [Redacted] received COC dated [Redacted] which is provided after receipt of invoice. However, the change information for Subject to repair appraisal received on [Redacted] and the fee should have been disclosed within 3 business days from the date of change received. Also, receipt of invoice is not a valid change circumstance for adding any fee. Please provide additional information to validate the timeline or cure would be required.

Buyer Comment (2025-06-24): Do not Concur. [Redacted] received the appraisal/invoice on [Redacted]. Valid CIC same day. CDv2 disclosed timely [Redacted]. Final inspection was required per appraisal.
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520008	3158549632	33727478	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for collateral issues due to an incomplete bathroom remodel in 1 of the subject's 4 bathrooms. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Exception approved, with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520014		3158549645		33704859			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing. (0)				Reviewer Comment (2025-06-19): Sufficient Cure Provided At Closing		06/19/2025		1	A	A	A	A	A	A	A	A	A	A		MA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520017		3158549649		33707724			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Final Lender Credit of $[Redacted]exceeds tolerance of $-[Redacted]. A valid change of circumstance was not provided for the decreased credit, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-24): [Redacted] received COC dated [Redacted]. Buyer Comment (2025-06-23): Do not concur. Valid CIC for appraised value and loan points occurred [Redacted]. LEv2 disclosed same day	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520018		3158549651		33713392			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as -$[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease and no evidence of tolerance cure provided.				Reviewer Comment (2025-06-25): [Redacted] received a valid COC. Buyer Comment (2025-06-24): Do not Concur. Valid CICs for interest rate and loan points [Redacted]. Prem pricing disclosed as $[Redacted] timely [Redacted]. Premium pricing increased at closing which is in benefit of the customer. No cure due back	06/25/2025			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520019	3158549653	33713766	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Additional 3-Day Waiting Period Timing Test - Regular Transaction	TILA-RESPA Integrated Disclosure - Most recent Closing Disclosure received at least 3 days prior to closing dated [Redacted] disclosed an inaccurate APR of [Redacted]% compared to the actual APR at consummation of [Redacted]% and a revised CD disclosing an accurate APR was not received by borrower at least three (3) business days prior to consummation.	[Redacted](f)(1)(i) and (ii) require that the consumer receives accurate disclosures with the actual terms of the transaction at least three (3) specific/precise business days prior to consummation. If the APR disclosed on the initial CD becomes inaccurate as defined under [Redacted], revised disclosures with an accurate APR must be disclosed and a new 3-day waiting period prior to consummation provided. The APR on the most recent CD received 3 days prior to consummation ([Redacted]%) changed more than the [Redacted]%(regular transaction) threshold compared to the actual/calculated APR at consummation ([Redacted]%) and a revised disclosure with accurate APR was not received by the consumer at least 3 business days prior to consummation.
													There is a [Redacted] CD in file with an disclosed APR of [Redacted]% which is within tolerance of accuracy and would clear exception if there is evidence [Redacted] CD was received at least 3 business days prior to consummation				Reviewer Comment (2025-06-24): proof of interim CD receipt by borrower has been received Buyer Comment (2025-06-24): Do Not Concur. The closing disclosure with the APR change issued on [Redacted] and was received over three days prior to closing, the customer viewed the CD on the same day that it was disclosed on [Redacted] and closing occurred on [Redacted].	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520019		3158549653		33713767			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	The Closing Disclosure dated [Redacted] is not signed/dated by the borrower and there is no other evidence in the file of the date of the borrower's receipt. APR changed on [Redacted] Closing Disclosure, this was not within three (3) business days of [Redacted] closing date.				Reviewer Comment (2025-06-24): proof of interim CD receipt by borrower has been received Buyer Comment (2025-06-24): Do Not Concur. The closing disclosure with the APR change issued on [Redacted] and was received over three days prior to closing, the customer viewed the CD on the same day that it was disclosed on [Redacted] and closing occurred on [Redacted].	06/24/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	TRID timing exception, no remediation available.	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520019		3158549653		33723740			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception of DTI ratio moderately exceeding the guideline maximum of [Redacted]%. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Exception approved, with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520019		3158549653		33723745			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Waterfall finding due to DTI ratio moderately exceeding the guideline maximum of [Redacted]%, resulting in a loan designation discrepancy.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Exception approved, with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-23): Exception approved, with comp factors.			06/23/2025	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520021		3158549658		33715847			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Points was previously disclosed to the borrower on the Loan estimate as $[Redacted] but it increased on the closing disclosure as $[Redacted]. A valid change of circumstance was not provided for fee change, and no evidence of tolerance cure was in the file.				Reviewer Comment (2025-06-25): [Redacted] received a valid COC. Buyer Comment (2025-06-24): Do not Concur. Valid CICs for appraised value, loan points, and loan amount [Redacted]. Points increased to $[Redacted] and dislcosed timely same day on LEv2. Points decreased at closing	06/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520022	3158549660	33720125	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Discount Points were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for fee increase. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.	Reviewer Comment (2025-06-26): [Redacted] Received Valid COC along with additional information.

Buyer Comment (2025-06-25): Do not Concur. The loan amount is a valid reason for changes in loan discount points and premium pricing. When the loan amount changes, it can affect the pricing structure, including discount points and premiums, because these are often calculated as a percentage of the loan amount. Therefore, if the loan amount is adjusted, it may necessitate a reevaluation of the associated costs and pricing terms. Valid CICs attached and LEv4 was timely

Reviewer Comment (2025-06-25): [Redacted] received lender screenprints and rebuttal that change reason for loan amount changed from [Redacted] to [Redacted].  the explanation of the loan amount decreased is not a valid reason to increase the discount points fee. Provide additional information with supporting document for the pricing changed to increase the discount point fee or Cure would be due to borrower.

Buyer Comment (2025-06-24): Do not Concur. Valid CIC for loan amount [Redacted]. LEv4 disclosed timely same day. This is where premium pricing turned to positive points
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520022		3158549660		33720126			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Transfer Taxes were not disclosed on the initial Loan Estimate. A valid change of circumstance is not provided for fee increase. The cure provided at closing ($[Redacted]) is sufficient to address the violation but is insufficient to address all tolerance violations.				Reviewer Comment (2025-06-25): [Redacted]: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2025-06-24): Do not Concur. Section E tolerance violation already cured at closing	06/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520022	3158549660	33728181	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 exceeds tolerance of $-[Redacted]. Insufficient or no cure was provided to the borrower.	Lender Credit disclosed as -$[Redacted] on the Loan Estimate issued on [Redacted] but disclosed as -$[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for credit decrease. The cure provided at closing ($[Redacted]) is insufficient to address all tolerance violations.	Reviewer Comment (2025-06-26): [Redacted] Received Valid COC along with additional information.

Buyer Comment (2025-06-25): Do not Concur. The loan amount is a valid reason for changes in loan discount points and premium pricing. When the loan amount changes, it can affect the pricing structure, including discount points and premiums, because these are often calculated as a percentage of the loan amount. Therefore, if the loan amount is adjusted, it may necessitate a reevaluation of the associated costs and pricing terms. Valid CICs attached and LEv4 was timely

Reviewer Comment (2025-06-25): [Redacted] received lender screenprints and rebuttal that change reason for loan amount.  However, the lender credit did not change proportionately with the loan amount change and is not a valid reason for the lender credit decrease.  Provide additional information to support a pricing change for the lender credit decrease or cure would be due.

Buyer Comment (2025-06-24): Do not Concur. Valid CIC for loan amount [Redacted]. LEv4 disclosed timely same day
																		06/26/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520022		3158549660		33782202			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-26): Sufficient Cure Provided At Closing		06/26/2025		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520023		3158549662		33727960			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted]exceeds tolerance of $[Redacted]plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-23): Sufficient Cure Provided At Closing		06/23/2025		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520024		3158549663		33718027			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of actual receipt date of initial Closing Disclosure, issued on [Redacted], is not provided. Default receipt date is [Redacted], which is less than 3 business days prior to the closing date ([Redacted]).				Reviewer Comment (2025-06-25): [Redacted] received disclosure Tracking for CD dated [Redacted] received to consumer 3 business days prior to the consummation. Buyer Comment (2025-06-24): Do not Concur. Initial CD sent via [Redacted] [Redacted]	06/25/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520026		3158549669		33717754			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-06-20): Sufficient Cure Provided At Closing		06/20/2025		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223520026	3158549669	33726408	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of PAG decline. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-06-24): Universal Product Exception Form in file, exception approved with comp factors.			06/24/2025	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223520027		3158549670		33680590			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Documentation in file indicates the appraisal was sent to the borrower on [Redacted]; however, there is no evidence of receipt and the presumed received date would not have been at least [Redacted] days prior to closing.				Reviewer Comment (2025-06-23): proof of appraisal delivery received Buyer Comment (2025-06-23): Please review appraisal receipt attached	06/23/2025			1	B	A	B	A	B	A	B	A	B	A		MD	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No